UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02031
MFS SERIES TRUST V
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Research Fund
Class A-MFRFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$81	0.76%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class A shares of the MFS Research Fund (fund) provided a total return of 12.76%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financial services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, communication services, consumer staples, and consumer cyclicals sectors held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	12.76%	12.98%	13.38%
A with initial sales charge (5.75%)	6.27%	11.65%	12.71%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 12.74%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	8,192,622,969	Total Management Fee ($)#:	33,407,152
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	34.6%
Financial Services	13.4%
Capital Goods	12.6%
Consumer Cyclicals	10.4%
Communication Services	10.3%
Health Care	9.6%
Energy	5.4%
Consumer Staples	3.1%
Top ten holdings
Microsoft Corp.	8.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	3.5%
Broadcom, Inc.	3.4%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
RTX Corp.	1.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFRA-ANN

MFS® Research Fund
Class B-MFRBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$160	1.51%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class B shares of the MFS Research Fund (fund) provided a total return of 11.92%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financial services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, communication services, consumer staples, and consumer cyclicals sectors held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	11.92%	12.14%	12.53%
B with CDSC (declining over six years from 4% to 0%)×	7.92%	11.88%	12.53%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 11.90%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	8,192,622,969	Total Management Fee ($)#:	33,407,152
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	34.6%
Financial Services	13.4%
Capital Goods	12.6%
Consumer Cyclicals	10.4%
Communication Services	10.3%
Health Care	9.6%
Energy	5.4%
Consumer Staples	3.1%
Top ten holdings
Microsoft Corp.	8.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	3.5%
Broadcom, Inc.	3.4%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
RTX Corp.	1.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFRB-ANN

MFS® Research Fund
Class C-MFRCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$160	1.51%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class C shares of the MFS Research Fund (fund) provided a total return of 11.92%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financial services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, communication services, consumer staples, and consumer cyclicals sectors held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	11.92%	12.14%	12.53%
C with CDSC (1% for 12 months)×	10.92%	12.14%	12.53%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	8,192,622,969	Total Management Fee ($)#:	33,407,152
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	34.6%
Financial Services	13.4%
Capital Goods	12.6%
Consumer Cyclicals	10.4%
Communication Services	10.3%
Health Care	9.6%
Energy	5.4%
Consumer Staples	3.1%
Top ten holdings
Microsoft Corp.	8.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	3.5%
Broadcom, Inc.	3.4%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
RTX Corp.	1.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFRC-ANN

MFS® Research Fund
Class I-MRFIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$54	0.51%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class I shares of the MFS Research Fund (fund) provided a total return of 13.02%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financial services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, communication services, consumer staples, and consumer cyclicals sectors held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	13.02%	13.26%	13.66%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	8,192,622,969	Total Management Fee ($)#:	33,407,152
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	34.6%
Financial Services	13.4%
Capital Goods	12.6%
Consumer Cyclicals	10.4%
Communication Services	10.3%
Health Care	9.6%
Energy	5.4%
Consumer Staples	3.1%
Top ten holdings
Microsoft Corp.	8.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	3.5%
Broadcom, Inc.	3.4%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
RTX Corp.	1.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFRI-ANN

MFS® Research Fund
Class R1-MFRLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$160	1.51%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R1 shares of the MFS Research Fund (fund) provided a total return of 11.91%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financial services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, communication services, consumer staples, and consumer cyclicals sectors held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	11.91%	12.14%	12.53%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	8,192,622,969	Total Management Fee ($)#:	33,407,152
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	34.6%
Financial Services	13.4%
Capital Goods	12.6%
Consumer Cyclicals	10.4%
Communication Services	10.3%
Health Care	9.6%
Energy	5.4%
Consumer Staples	3.1%
Top ten holdings
Microsoft Corp.	8.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	3.5%
Broadcom, Inc.	3.4%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
RTX Corp.	1.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFRR1-ANN

MFS® Research Fund
Class R2-MSRRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$107	1.01%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R2 shares of the MFS Research Fund (fund) provided a total return of 12.47%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financial services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, communication services, consumer staples, and consumer cyclicals sectors held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	12.47%	12.70%	13.10%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	8,192,622,969	Total Management Fee ($)#:	33,407,152
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	34.6%
Financial Services	13.4%
Capital Goods	12.6%
Consumer Cyclicals	10.4%
Communication Services	10.3%
Health Care	9.6%
Energy	5.4%
Consumer Staples	3.1%
Top ten holdings
Microsoft Corp.	8.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	3.5%
Broadcom, Inc.	3.4%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
RTX Corp.	1.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFRR2-ANN

MFS® Research Fund
Class R3-MFRHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$81	0.76%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R3 shares of the MFS Research Fund (fund) provided a total return of 12.74%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financial services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, communication services, consumer staples, and consumer cyclicals sectors held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	12.74%	12.98%	13.38%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	8,192,622,969	Total Management Fee ($)#:	33,407,152
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	34.6%
Financial Services	13.4%
Capital Goods	12.6%
Consumer Cyclicals	10.4%
Communication Services	10.3%
Health Care	9.6%
Energy	5.4%
Consumer Staples	3.1%
Top ten holdings
Microsoft Corp.	8.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	3.5%
Broadcom, Inc.	3.4%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
RTX Corp.	1.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFRR3-ANN

MFS® Research Fund
Class R4-MFRJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$54	0.51%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R4 shares of the MFS Research Fund (fund) provided a total return of 13.02%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financial services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, communication services, consumer staples, and consumer cyclicals sectors held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	13.02%	13.26%	13.66%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	8,192,622,969	Total Management Fee ($)#:	33,407,152
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	34.6%
Financial Services	13.4%
Capital Goods	12.6%
Consumer Cyclicals	10.4%
Communication Services	10.3%
Health Care	9.6%
Energy	5.4%
Consumer Staples	3.1%
Top ten holdings
Microsoft Corp.	8.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	3.5%
Broadcom, Inc.	3.4%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
RTX Corp.	1.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFRR4-ANN

MFS® Research Fund
Class R6-MFRKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$48	0.45%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R6 shares of the MFS Research Fund (fund) provided a total return of 13.09%, at net asset value. This compares with a return of 17.60% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and financial services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within the technology, communication services, consumer staples, and consumer cyclicals sectors held back the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	13.09%	13.33%	13.74%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	8,192,622,969	Total Management Fee ($)#:	33,407,152
Total Number of Holdings:	95	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	34.6%
Financial Services	13.4%
Capital Goods	12.6%
Consumer Cyclicals	10.4%
Communication Services	10.3%
Health Care	9.6%
Energy	5.4%
Consumer Staples	3.1%
Top ten holdings
Microsoft Corp.	8.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	3.5%
Broadcom, Inc.	3.4%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
RTX Corp.	1.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFRR6-ANN

MFS® International New Discovery Fund
Class A-MIDAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$132	1.28%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class A shares of the MFS International New Discovery Fund (fund) provided a total return of 5.84%, at net asset value. This compares with a return of 16.45% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 17.23%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    An underweight allocation to the real estate sector aided the fund's relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials, materials, and consumer discretionary sectors weighed on relative performance.
    The combination of an underweight position and security selection within the financials sector also held back the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	5.84%	5.01%	6.51%
A with initial sales charge (5.75%)	(0.25)%	3.78%	5.88%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.45%	10.26%	8.23%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) ∆	17.23%	9.67%	8.03%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,951,186,482	Total Management Fee ($)#:	53,712,102
Total Number of Holdings:	343	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Issuer country weightings
Japan	26.3%
United Kingdom	10.3%
Australia	5.7%
United States	4.7%
Canada	4.5%
Germany	4.4%
Taiwan	4.3%
Italy	4.1%
Hong Kong	4.0%
Other Countries	31.7%
Top ten holdings
Agnico Eagle Mines Ltd.	1.8%
Dollarama, Inc.	1.6%
OBIC Co. Ltd.	1.3%
GEA Group AG	1.0%
Symrise AG	1.0%
Italgas S.p.A.	0.9%
Legrand S.A.	0.8%
Cellnex Telecom S.A.	0.8%
ASMPT Ltd.	0.8%
Techtronic Industries Co. Ltd.	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIOA-ANN

MFS® International New Discovery Fund
Class B-MIDBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$208	2.03%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class B shares of the MFS International New Discovery Fund (fund) provided a total return of 5.02%, at net asset value. This compares with a return of 16.45% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 17.23%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    An underweight allocation to the real estate sector aided the fund's relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials, materials, and consumer discretionary sectors weighed on relative performance.
    The combination of an underweight position and security selection within the financials sector also held back the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	5.02%	4.23%	5.71%
B with CDSC (declining over six years from 4% to 0%)×	1.08%	3.89%	5.71%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.45%	10.26%	8.23%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) ∆	17.23%	9.67%	8.03%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,951,186,482	Total Management Fee ($)#:	53,712,102
Total Number of Holdings:	343	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Issuer country weightings
Japan	26.3%
United Kingdom	10.3%
Australia	5.7%
United States	4.7%
Canada	4.5%
Germany	4.4%
Taiwan	4.3%
Italy	4.1%
Hong Kong	4.0%
Other Countries	31.7%
Top ten holdings
Agnico Eagle Mines Ltd.	1.8%
Dollarama, Inc.	1.6%
OBIC Co. Ltd.	1.3%
GEA Group AG	1.0%
Symrise AG	1.0%
Italgas S.p.A.	0.9%
Legrand S.A.	0.8%
Cellnex Telecom S.A.	0.8%
ASMPT Ltd.	0.8%
Techtronic Industries Co. Ltd.	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIOB-ANN

MFS® International New Discovery Fund
Class C-MIDCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$208	2.03%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class C shares of the MFS International New Discovery Fund (fund) provided a total return of 5.01%, at net asset value. This compares with a return of 16.45% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 17.23%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    An underweight allocation to the real estate sector aided the fund's relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials, materials, and consumer discretionary sectors weighed on relative performance.
    The combination of an underweight position and security selection within the financials sector also held back the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	5.01%	4.23%	5.71%
C with CDSC (1% for 12 months)×	4.03%	4.23%	5.71%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.45%	10.26%	8.23%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) ∆	17.23%	9.67%	8.03%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,951,186,482	Total Management Fee ($)#:	53,712,102
Total Number of Holdings:	343	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Issuer country weightings
Japan	26.3%
United Kingdom	10.3%
Australia	5.7%
United States	4.7%
Canada	4.5%
Germany	4.4%
Taiwan	4.3%
Italy	4.1%
Hong Kong	4.0%
Other Countries	31.7%
Top ten holdings
Agnico Eagle Mines Ltd.	1.8%
Dollarama, Inc.	1.6%
OBIC Co. Ltd.	1.3%
GEA Group AG	1.0%
Symrise AG	1.0%
Italgas S.p.A.	0.9%
Legrand S.A.	0.8%
Cellnex Telecom S.A.	0.8%
ASMPT Ltd.	0.8%
Techtronic Industries Co. Ltd.	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIOC-ANN

MFS® International New Discovery Fund
Class I-MWNIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$106	1.03%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class I shares of the MFS International New Discovery Fund (fund) provided a total return of 6.10%, at net asset value. This compares with a return of 16.45% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 17.23%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    An underweight allocation to the real estate sector aided the fund's relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials, materials, and consumer discretionary sectors weighed on relative performance.
    The combination of an underweight position and security selection within the financials sector also held back the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	6.10%	5.28%	6.78%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.45%	10.26%	8.23%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) ∆	17.23%	9.67%	8.03%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,951,186,482	Total Management Fee ($)#:	53,712,102
Total Number of Holdings:	343	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Issuer country weightings
Japan	26.3%
United Kingdom	10.3%
Australia	5.7%
United States	4.7%
Canada	4.5%
Germany	4.4%
Taiwan	4.3%
Italy	4.1%
Hong Kong	4.0%
Other Countries	31.7%
Top ten holdings
Agnico Eagle Mines Ltd.	1.8%
Dollarama, Inc.	1.6%
OBIC Co. Ltd.	1.3%
GEA Group AG	1.0%
Symrise AG	1.0%
Italgas S.p.A.	0.9%
Legrand S.A.	0.8%
Cellnex Telecom S.A.	0.8%
ASMPT Ltd.	0.8%
Techtronic Industries Co. Ltd.	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIOI-ANN

MFS® International New Discovery Fund
Class R1-MIDGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$208	2.03%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R1 shares of the MFS International New Discovery Fund (fund) provided a total return of 5.00%, at net asset value. This compares with a return of 16.45% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 17.23%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    An underweight allocation to the real estate sector aided the fund's relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials, materials, and consumer discretionary sectors weighed on relative performance.
    The combination of an underweight position and security selection within the financials sector also held back the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	5.00%	4.22%	5.71%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.45%	10.26%	8.23%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) ∆	17.23%	9.67%	8.03%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,951,186,482	Total Management Fee ($)#:	53,712,102
Total Number of Holdings:	343	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Issuer country weightings
Japan	26.3%
United Kingdom	10.3%
Australia	5.7%
United States	4.7%
Canada	4.5%
Germany	4.4%
Taiwan	4.3%
Italy	4.1%
Hong Kong	4.0%
Other Countries	31.7%
Top ten holdings
Agnico Eagle Mines Ltd.	1.8%
Dollarama, Inc.	1.6%
OBIC Co. Ltd.	1.3%
GEA Group AG	1.0%
Symrise AG	1.0%
Italgas S.p.A.	0.9%
Legrand S.A.	0.8%
Cellnex Telecom S.A.	0.8%
ASMPT Ltd.	0.8%
Techtronic Industries Co. Ltd.	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIOR1-ANN

MFS® International New Discovery Fund
Class R2-MIDRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$157	1.53%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R2 shares of the MFS International New Discovery Fund (fund) provided a total return of 5.55%, at net asset value. This compares with a return of 16.45% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 17.23%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    An underweight allocation to the real estate sector aided the fund's relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials, materials, and consumer discretionary sectors weighed on relative performance.
    The combination of an underweight position and security selection within the financials sector also held back the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	5.55%	4.75%	6.25%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.45%	10.26%	8.23%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) ∆	17.23%	9.67%	8.03%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,951,186,482	Total Management Fee ($)#:	53,712,102
Total Number of Holdings:	343	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Issuer country weightings
Japan	26.3%
United Kingdom	10.3%
Australia	5.7%
United States	4.7%
Canada	4.5%
Germany	4.4%
Taiwan	4.3%
Italy	4.1%
Hong Kong	4.0%
Other Countries	31.7%
Top ten holdings
Agnico Eagle Mines Ltd.	1.8%
Dollarama, Inc.	1.6%
OBIC Co. Ltd.	1.3%
GEA Group AG	1.0%
Symrise AG	1.0%
Italgas S.p.A.	0.9%
Legrand S.A.	0.8%
Cellnex Telecom S.A.	0.8%
ASMPT Ltd.	0.8%
Techtronic Industries Co. Ltd.	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIOR2-ANN

MFS® International New Discovery Fund
Class R3-MIDHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$132	1.28%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R3 shares of the MFS International New Discovery Fund (fund) provided a total return of 5.80%, at net asset value. This compares with a return of 16.45% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 17.23%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    An underweight allocation to the real estate sector aided the fund's relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials, materials, and consumer discretionary sectors weighed on relative performance.
    The combination of an underweight position and security selection within the financials sector also held back the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	5.80%	5.01%	6.51%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.45%	10.26%	8.23%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) ∆	17.23%	9.67%	8.03%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,951,186,482	Total Management Fee ($)#:	53,712,102
Total Number of Holdings:	343	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Issuer country weightings
Japan	26.3%
United Kingdom	10.3%
Australia	5.7%
United States	4.7%
Canada	4.5%
Germany	4.4%
Taiwan	4.3%
Italy	4.1%
Hong Kong	4.0%
Other Countries	31.7%
Top ten holdings
Agnico Eagle Mines Ltd.	1.8%
Dollarama, Inc.	1.6%
OBIC Co. Ltd.	1.3%
GEA Group AG	1.0%
Symrise AG	1.0%
Italgas S.p.A.	0.9%
Legrand S.A.	0.8%
Cellnex Telecom S.A.	0.8%
ASMPT Ltd.	0.8%
Techtronic Industries Co. Ltd.	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIOR3-ANN

MFS® International New Discovery Fund
Class R4-MIDJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$106	1.03%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R4 shares of the MFS International New Discovery Fund (fund) provided a total return of 6.08%, at net asset value. This compares with a return of 16.45% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 17.23%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    An underweight allocation to the real estate sector aided the fund's relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials, materials, and consumer discretionary sectors weighed on relative performance.
    The combination of an underweight position and security selection within the financials sector also held back the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	6.08%	5.28%	6.78%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.45%	10.26%	8.23%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) ∆	17.23%	9.67%	8.03%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,951,186,482	Total Management Fee ($)#:	53,712,102
Total Number of Holdings:	343	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Issuer country weightings
Japan	26.3%
United Kingdom	10.3%
Australia	5.7%
United States	4.7%
Canada	4.5%
Germany	4.4%
Taiwan	4.3%
Italy	4.1%
Hong Kong	4.0%
Other Countries	31.7%
Top ten holdings
Agnico Eagle Mines Ltd.	1.8%
Dollarama, Inc.	1.6%
OBIC Co. Ltd.	1.3%
GEA Group AG	1.0%
Symrise AG	1.0%
Italgas S.p.A.	0.9%
Legrand S.A.	0.8%
Cellnex Telecom S.A.	0.8%
ASMPT Ltd.	0.8%
Techtronic Industries Co. Ltd.	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIOR4-ANN

MFS® International New Discovery Fund
Class R6-MIDLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$94	0.91%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R6 shares of the MFS International New Discovery Fund (fund) provided a total return of 6.19%, at net asset value. This compares with a return of 16.45% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Small Mid Cap Index (net div), generated a return of 17.23%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    An underweight allocation to the real estate sector aided the fund's relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Small Mid Cap Index:
    Stock selection within the industrials, materials, and consumer discretionary sectors weighed on relative performance.
    The combination of an underweight position and security selection within the financials sector also held back the fund's relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	6.19%	5.41%	6.91%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	16.45%	10.26%	8.23%
MSCI All Country World (ex-US) Small Mid Cap Index (net div) ∆	17.23%	9.67%	8.03%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	6,951,186,482	Total Management Fee ($)#:	53,712,102
Total Number of Holdings:	343	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	96.0%
Money Market Funds	4.0%
Issuer country weightings
Japan	26.3%
United Kingdom	10.3%
Australia	5.7%
United States	4.7%
Canada	4.5%
Germany	4.4%
Taiwan	4.3%
Italy	4.1%
Hong Kong	4.0%
Other Countries	31.7%
Top ten holdings
Agnico Eagle Mines Ltd.	1.8%
Dollarama, Inc.	1.6%
OBIC Co. Ltd.	1.3%
GEA Group AG	1.0%
Symrise AG	1.0%
Italgas S.p.A.	0.9%
Legrand S.A.	0.8%
Cellnex Telecom S.A.	0.8%
ASMPT Ltd.	0.8%
Techtronic Industries Co. Ltd.	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIOR6-ANN

MFS® Total Return Fund
Class A-MSFRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$74	0.72%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class A shares of the MFS Total Return Fund (fund) provided a total return of 6.46%, at net asset value. This compares with returns of 17.60% and 2.88% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 11.67%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection and, to a lesser extent, an overweight position in the financials sector helped performance relative to the equity portion of the MFS Total Return Blended Index. Not owning stocks in the real estate sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector benefited performance relative to the fixed income portion of the MFS Total Return Blended Index. The combination of an overweight allocation and security selection within the financial institutions sector, particularly within A-rated securities, also strengthened relative returns. An underweight allocation to AA-rated issuers and the fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector hindered performance relative to the equity portion of the MFS Total Return Blended Index. Security selection and, to a lesser extent, an underweight position in the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within AA-rated bonds, weighed on performance relative to the fixed income portion of the MFS Total Return Blended Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	6.46%	7.77%	7.57%
A with initial sales charge (5.75%)	0.34%	6.50%	6.93%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index ∆	2.88%	(0.45)%	1.84%
MFS Total Return Blended Index ∆	11.67%	9.62%	9.99%
∆	Source: FactSet Research Systems Inc.
The MFS Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
9/30/25
Standard & Poor's 500 Stock Index	60.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	7,767,942,527	Total Management Fee ($)#:	26,989,509
Total Number of Holdings:	973	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	59.3%
Fixed Income	39.2%
Money Market Funds	1.5%
Equity sectors
Financials	15.8%
Health Care	11.1%
Industrials	7.5%
Consumer Staples	4.9%
Information Technology	4.6%
Energy	4.0%
Communication Services	3.7%
Utilities	2.9%
Consumer Discretionary	2.6%
Materials	2.2%
Composition including fixed income credit quality
AAA	5.2%
AA	1.7%
A	4.9%
BBB	7.2%
CCC	0.0%
U.S. Government	10.3%
Federal Agencies	9.9%
Not Rated	0.0%
Non-Fixed Income	59.3%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MTRA-ANN

MFS® Total Return Fund
Class B-MTRBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$151	1.47%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class B shares of the MFS Total Return Fund (fund) provided a total return of 5.64%, at net asset value. This compares with returns of 17.60% and 2.88% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 11.67%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection and, to a lesser extent, an overweight position in the financials sector helped performance relative to the equity portion of the MFS Total Return Blended Index. Not owning stocks in the real estate sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector benefited performance relative to the fixed income portion of the MFS Total Return Blended Index. The combination of an overweight allocation and security selection within the financial institutions sector, particularly within A-rated securities, also strengthened relative returns. An underweight allocation to AA-rated issuers and the fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector hindered performance relative to the equity portion of the MFS Total Return Blended Index. Security selection and, to a lesser extent, an underweight position in the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within AA-rated bonds, weighed on performance relative to the fixed income portion of the MFS Total Return Blended Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	5.64%	6.96%	6.75%
B with CDSC (declining over six years from 4% to 0%)×	1.73%	6.65%	6.75%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index ∆	2.88%	(0.45)%	1.84%
MFS Total Return Blended Index ∆	11.67%	9.62%	9.99%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
9/30/25
Standard & Poor's 500 Stock Index	60.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	7,767,942,527	Total Management Fee ($)#:	26,989,509
Total Number of Holdings:	973	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	59.3%
Fixed Income	39.2%
Money Market Funds	1.5%
Equity sectors
Financials	15.8%
Health Care	11.1%
Industrials	7.5%
Consumer Staples	4.9%
Information Technology	4.6%
Energy	4.0%
Communication Services	3.7%
Utilities	2.9%
Consumer Discretionary	2.6%
Materials	2.2%
Composition including fixed income credit quality
AAA	5.2%
AA	1.7%
A	4.9%
BBB	7.2%
CCC	0.0%
U.S. Government	10.3%
Federal Agencies	9.9%
Not Rated	0.0%
Non-Fixed Income	59.3%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MTRB-ANN

MFS® Total Return Fund
Class C-MTRCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$151	1.47%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class C shares of the MFS Total Return Fund (fund) provided a total return of 5.67%, at net asset value. This compares with returns of 17.60% and 2.88% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 11.67%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection and, to a lesser extent, an overweight position in the financials sector helped performance relative to the equity portion of the MFS Total Return Blended Index. Not owning stocks in the real estate sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector benefited performance relative to the fixed income portion of the MFS Total Return Blended Index. The combination of an overweight allocation and security selection within the financial institutions sector, particularly within A-rated securities, also strengthened relative returns. An underweight allocation to AA-rated issuers and the fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector hindered performance relative to the equity portion of the MFS Total Return Blended Index. Security selection and, to a lesser extent, an underweight position in the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within AA-rated bonds, weighed on performance relative to the fixed income portion of the MFS Total Return Blended Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	5.67%	6.97%	6.76%
C with CDSC (1% for 12 months)×	4.69%	6.97%	6.76%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index ∆	2.88%	(0.45)%	1.84%
MFS Total Return Blended Index ∆	11.67%	9.62%	9.99%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
9/30/25
Standard & Poor's 500 Stock Index	60.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	7,767,942,527	Total Management Fee ($)#:	26,989,509
Total Number of Holdings:	973	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	59.3%
Fixed Income	39.2%
Money Market Funds	1.5%
Equity sectors
Financials	15.8%
Health Care	11.1%
Industrials	7.5%
Consumer Staples	4.9%
Information Technology	4.6%
Energy	4.0%
Communication Services	3.7%
Utilities	2.9%
Consumer Discretionary	2.6%
Materials	2.2%
Composition including fixed income credit quality
AAA	5.2%
AA	1.7%
A	4.9%
BBB	7.2%
CCC	0.0%
U.S. Government	10.3%
Federal Agencies	9.9%
Not Rated	0.0%
Non-Fixed Income	59.3%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MTRC-ANN

MFS® Total Return Fund
Class I-MTRIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$49	0.47%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class I shares of the MFS Total Return Fund (fund) provided a total return of 6.73%, at net asset value. This compares with returns of 17.60% and 2.88% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 11.67%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection and, to a lesser extent, an overweight position in the financials sector helped performance relative to the equity portion of the MFS Total Return Blended Index. Not owning stocks in the real estate sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector benefited performance relative to the fixed income portion of the MFS Total Return Blended Index. The combination of an overweight allocation and security selection within the financial institutions sector, particularly within A-rated securities, also strengthened relative returns. An underweight allocation to AA-rated issuers and the fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector hindered performance relative to the equity portion of the MFS Total Return Blended Index. Security selection and, to a lesser extent, an underweight position in the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within AA-rated bonds, weighed on performance relative to the fixed income portion of the MFS Total Return Blended Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	6.73%	8.04%	7.83%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index ∆	2.88%	(0.45)%	1.84%
MFS Total Return Blended Index ∆	11.67%	9.62%	9.99%
∆	Source: FactSet Research Systems Inc.
The MFS Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
9/30/25
Standard & Poor's 500 Stock Index	60.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	7,767,942,527	Total Management Fee ($)#:	26,989,509
Total Number of Holdings:	973	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	59.3%
Fixed Income	39.2%
Money Market Funds	1.5%
Equity sectors
Financials	15.8%
Health Care	11.1%
Industrials	7.5%
Consumer Staples	4.9%
Information Technology	4.6%
Energy	4.0%
Communication Services	3.7%
Utilities	2.9%
Consumer Discretionary	2.6%
Materials	2.2%
Composition including fixed income credit quality
AAA	5.2%
AA	1.7%
A	4.9%
BBB	7.2%
CCC	0.0%
U.S. Government	10.3%
Federal Agencies	9.9%
Not Rated	0.0%
Non-Fixed Income	59.3%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MTRI-ANN

MFS® Total Return Fund
Class R1-MSFFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$151	1.47%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R1 shares of the MFS Total Return Fund (fund) provided a total return of 5.68%, at net asset value. This compares with returns of 17.60% and 2.88% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 11.67%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection and, to a lesser extent, an overweight position in the financials sector helped performance relative to the equity portion of the MFS Total Return Blended Index. Not owning stocks in the real estate sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector benefited performance relative to the fixed income portion of the MFS Total Return Blended Index. The combination of an overweight allocation and security selection within the financial institutions sector, particularly within A-rated securities, also strengthened relative returns. An underweight allocation to AA-rated issuers and the fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector hindered performance relative to the equity portion of the MFS Total Return Blended Index. Security selection and, to a lesser extent, an underweight position in the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within AA-rated bonds, weighed on performance relative to the fixed income portion of the MFS Total Return Blended Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	5.68%	6.97%	6.76%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index ∆	2.88%	(0.45)%	1.84%
MFS Total Return Blended Index ∆	11.67%	9.62%	9.99%
∆	Source: FactSet Research Systems Inc.
The MFS Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
9/30/25
Standard & Poor's 500 Stock Index	60.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	7,767,942,527	Total Management Fee ($)#:	26,989,509
Total Number of Holdings:	973	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	59.3%
Fixed Income	39.2%
Money Market Funds	1.5%
Equity sectors
Financials	15.8%
Health Care	11.1%
Industrials	7.5%
Consumer Staples	4.9%
Information Technology	4.6%
Energy	4.0%
Communication Services	3.7%
Utilities	2.9%
Consumer Discretionary	2.6%
Materials	2.2%
Composition including fixed income credit quality
AAA	5.2%
AA	1.7%
A	4.9%
BBB	7.2%
CCC	0.0%
U.S. Government	10.3%
Federal Agencies	9.9%
Not Rated	0.0%
Non-Fixed Income	59.3%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MTRR1-ANN

MFS® Total Return Fund
Class R2-MTRRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$100	0.97%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R2 shares of the MFS Total Return Fund (fund) provided a total return of 6.16%, at net asset value. This compares with returns of 17.60% and 2.88% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 11.67%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection and, to a lesser extent, an overweight position in the financials sector helped performance relative to the equity portion of the MFS Total Return Blended Index. Not owning stocks in the real estate sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector benefited performance relative to the fixed income portion of the MFS Total Return Blended Index. The combination of an overweight allocation and security selection within the financial institutions sector, particularly within A-rated securities, also strengthened relative returns. An underweight allocation to AA-rated issuers and the fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector hindered performance relative to the equity portion of the MFS Total Return Blended Index. Security selection and, to a lesser extent, an underweight position in the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within AA-rated bonds, weighed on performance relative to the fixed income portion of the MFS Total Return Blended Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	6.16%	7.49%	7.29%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index ∆	2.88%	(0.45)%	1.84%
MFS Total Return Blended Index ∆	11.67%	9.62%	9.99%
∆	Source: FactSet Research Systems Inc.
The MFS Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
9/30/25
Standard & Poor's 500 Stock Index	60.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	7,767,942,527	Total Management Fee ($)#:	26,989,509
Total Number of Holdings:	973	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	59.3%
Fixed Income	39.2%
Money Market Funds	1.5%
Equity sectors
Financials	15.8%
Health Care	11.1%
Industrials	7.5%
Consumer Staples	4.9%
Information Technology	4.6%
Energy	4.0%
Communication Services	3.7%
Utilities	2.9%
Consumer Discretionary	2.6%
Materials	2.2%
Composition including fixed income credit quality
AAA	5.2%
AA	1.7%
A	4.9%
BBB	7.2%
CCC	0.0%
U.S. Government	10.3%
Federal Agencies	9.9%
Not Rated	0.0%
Non-Fixed Income	59.3%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MTRR2-ANN

MFS® Total Return Fund
Class R3-MSFHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$74	0.72%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R3 shares of the MFS Total Return Fund (fund) provided a total return of 6.45%, at net asset value. This compares with returns of 17.60% and 2.88% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 11.67%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection and, to a lesser extent, an overweight position in the financials sector helped performance relative to the equity portion of the MFS Total Return Blended Index. Not owning stocks in the real estate sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector benefited performance relative to the fixed income portion of the MFS Total Return Blended Index. The combination of an overweight allocation and security selection within the financial institutions sector, particularly within A-rated securities, also strengthened relative returns. An underweight allocation to AA-rated issuers and the fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector hindered performance relative to the equity portion of the MFS Total Return Blended Index. Security selection and, to a lesser extent, an underweight position in the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within AA-rated bonds, weighed on performance relative to the fixed income portion of the MFS Total Return Blended Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	6.45%	7.77%	7.56%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index ∆	2.88%	(0.45)%	1.84%
MFS Total Return Blended Index ∆	11.67%	9.62%	9.99%
∆	Source: FactSet Research Systems Inc.
The MFS Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
9/30/25
Standard & Poor's 500 Stock Index	60.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	7,767,942,527	Total Management Fee ($)#:	26,989,509
Total Number of Holdings:	973	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	59.3%
Fixed Income	39.2%
Money Market Funds	1.5%
Equity sectors
Financials	15.8%
Health Care	11.1%
Industrials	7.5%
Consumer Staples	4.9%
Information Technology	4.6%
Energy	4.0%
Communication Services	3.7%
Utilities	2.9%
Consumer Discretionary	2.6%
Materials	2.2%
Composition including fixed income credit quality
AAA	5.2%
AA	1.7%
A	4.9%
BBB	7.2%
CCC	0.0%
U.S. Government	10.3%
Federal Agencies	9.9%
Not Rated	0.0%
Non-Fixed Income	59.3%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MTRR3-ANN

MFS® Total Return Fund
Class R4-MSFJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$49	0.47%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R4 shares of the MFS Total Return Fund (fund) provided a total return of 6.71%, at net asset value. This compares with returns of 17.60% and 2.88% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 11.67%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection and, to a lesser extent, an overweight position in the financials sector helped performance relative to the equity portion of the MFS Total Return Blended Index. Not owning stocks in the real estate sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector benefited performance relative to the fixed income portion of the MFS Total Return Blended Index. The combination of an overweight allocation and security selection within the financial institutions sector, particularly within A-rated securities, also strengthened relative returns. An underweight allocation to AA-rated issuers and the fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector hindered performance relative to the equity portion of the MFS Total Return Blended Index. Security selection and, to a lesser extent, an underweight position in the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within AA-rated bonds, weighed on performance relative to the fixed income portion of the MFS Total Return Blended Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	6.71%	8.04%	7.83%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index ∆	2.88%	(0.45)%	1.84%
MFS Total Return Blended Index ∆	11.67%	9.62%	9.99%
∆	Source: FactSet Research Systems Inc.
The MFS Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
9/30/25
Standard & Poor's 500 Stock Index	60.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	7,767,942,527	Total Management Fee ($)#:	26,989,509
Total Number of Holdings:	973	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	59.3%
Fixed Income	39.2%
Money Market Funds	1.5%
Equity sectors
Financials	15.8%
Health Care	11.1%
Industrials	7.5%
Consumer Staples	4.9%
Information Technology	4.6%
Energy	4.0%
Communication Services	3.7%
Utilities	2.9%
Consumer Discretionary	2.6%
Materials	2.2%
Composition including fixed income credit quality
AAA	5.2%
AA	1.7%
A	4.9%
BBB	7.2%
CCC	0.0%
U.S. Government	10.3%
Federal Agencies	9.9%
Not Rated	0.0%
Non-Fixed Income	59.3%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MTRR4-ANN

MFS® Total Return Fund
Class R6-MSFKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$40	0.39%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2025, Class R6 shares of the MFS Total Return Fund (fund) provided a total return of 6.75%, at net asset value. This compares with returns of 17.60% and 2.88% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 11.67%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, although a trade detente with China risked fraying late in the period. US tariffs remained high on goods from India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and indicated additional cuts are likely.
  In fixed income markets, global bond yields peaked in mid-January, but ended the reporting period marginally higher than the start of the period, while experiencing waves of volatility in-between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US election and the start of the trade war.
  Top contributors to performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection and, to a lesser extent, an overweight position in the financials sector helped performance relative to the equity portion of the MFS Total Return Blended Index. Not owning stocks in the real estate sector also supported relative results.
    Within the fixed income portion of the fund, an underweight allocation to the treasury sector benefited performance relative to the fixed income portion of the MFS Total Return Blended Index. The combination of an overweight allocation and security selection within the financial institutions sector, particularly within A-rated securities, also strengthened relative returns. An underweight allocation to AA-rated issuers and the fund's yield curve positioning further supported relative results.
  Top detractors from performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, an underweight position and stock selection in the information technology sector hindered performance relative to the equity portion of the MFS Total Return Blended Index. Security selection and, to a lesser extent, an underweight position in the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, security selection within the agency fixed rate sector, particularly within AA-rated bonds, weighed on performance relative to the fixed income portion of the MFS Total Return Blended Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 9/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	6.75%	8.12%	7.91%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index ∆	2.88%	(0.45)%	1.84%
MFS Total Return Blended Index ∆	11.67%	9.62%	9.99%
∆	Source: FactSet Research Systems Inc.
The MFS Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
9/30/25
Standard & Poor's 500 Stock Index	60.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 9/30/25
Net Assets ($):	7,767,942,527	Total Management Fee ($)#:	26,989,509
Total Number of Holdings:	973	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/25)
Portfolio structure
Equities	59.3%
Fixed Income	39.2%
Money Market Funds	1.5%
Equity sectors
Financials	15.8%
Health Care	11.1%
Industrials	7.5%
Consumer Staples	4.9%
Information Technology	4.6%
Energy	4.0%
Communication Services	3.7%
Utilities	2.9%
Consumer Discretionary	2.6%
Materials	2.2%
Composition including fixed income credit quality
AAA	5.2%
AA	1.7%
A	4.9%
BBB	7.2%
CCC	0.0%
U.S. Government	10.3%
Federal Agencies	9.9%
Not Rated	0.0%
Non-Fixed Income	59.3%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MTRR6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, Clarence Otis, Jr., and Darrell A. Williams, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Otis, and Williams are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP (“E&Y”) to serve in the same capacity to certain other series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to each Fund's investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended September 30, 2025 and 2024, audit fees billed to each Fund by Deloitte and E&Y were as follows:

Fees billed by Deloitte:		Audit Fees
	2025	2024
MFS Research Fund	57,945	55,629
MFS Total Return Fund	69,800	70,800
Total	127,745	126,429

Fees billed by E&Y:		Audit Fees
	2025	2024
MFS International New Discovery Fund	65,285	60,216

For the fiscal years ended September 30, 2025 and 2024, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS Research Fund	0	0	0	0	0	0
To MFS Total Return Fund	0	0	0	0	0	0
Total fees billed by Deloitte	0	0	0	0	0	0
To above Funds:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS and MFS Related
Entities of MFS Research Fund*	0	0	0	0	452,513	0
To MFS and MFS Related
Entities of MFS Total Return	0	0	0	0	452,513	0
Fund*

Fees billed by Deloitte			Aggregate Fees for Non-audit Services
			2025		20245
To MFS Research Fund, MFS and MFS
Related Entities#			452,513		17,927
To MFS Total Return Fund, MFS and MFS
Related Entities#			452,513		17,927

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2025	2024	2025	2024	2025	2024
To MFS International New
Discovery Fund	0	0	632	660	0	0
Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2025	2024	2025	2024	2025	2024
To MFS and MFS Related
Entities of MFS International	0	0	0	0	245,568	3,600
New Discovery Fund*

Fees billed by E&Y:			Aggregate Fees for Non-audit Services
			2025		2024
To MFS International New Discovery Fund,
MFS and MFS Related Entities#			490,251		320,200

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte or E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

4 The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

5 Certain fees reported in 2024 have been restated in this filing from those reported in the Registrant’s filing for the reporting period ended September 30, 2024.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre- approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Total Return Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Total Return Fund
Portfolio of Investments − 9/30/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 58.5%
Aerospace & Defense – 2.5%
Boeing Co. (a)	85,384	$18,428,428
General Dynamics Corp.	141,493	48,249,113
Honeywell International, Inc.	205,118	43,177,339
L3Harris Technologies, Inc.	213,402	65,175,105
Leidos Holdings, Inc.	84,207	15,911,755
		$190,941,740
Alcoholic Beverages – 0.8%
Constellation Brands, Inc., “A”	271,688	$36,588,223
Diageo PLC	1,005,332	23,932,755
		$60,520,978
Automotive – 2.3%
Aptiv PLC (a)	926,936	$79,920,422
Lear Corp.	542,711	54,602,154
LKQ Corp.	1,361,076	41,567,261
		$176,089,837
Broadcasting – 1.7%
Interpublic Group of Companies, Inc.	168,239	$4,695,551
Omnicom Group, Inc.	1,154,787	94,149,784
Warner Bros. Discovery, Inc. (a)	1,727,646	33,740,926
		$132,586,261
Brokerage & Asset Managers – 3.2%
Charles Schwab Corp.	2,070,105	$197,632,924
CME Group, Inc.	194,221	52,476,572
		$250,109,496
Business Services – 1.9%
Accenture PLC, “A”	115,612	$28,509,919
Amdocs Ltd.	290,001	23,794,582
Cognizant Technology Solutions Corp., “A”	434,258	29,125,684
Fidelity National Information Services, Inc.	459,639	30,308,596
Fiserv, Inc. (a)	294,661	37,990,643
		$149,729,424
Chemicals – 0.6%
PPG Industries, Inc.	485,843	$51,066,958
Computer Software – 1.7%
Microsoft Corp.	252,752	$130,912,898
MTRFS-ANN

MFS Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.6%
Masco Corp.	1,046,933	$73,693,614
Mohawk Industries, Inc. (a)	174,582	22,507,111
Stanley Black & Decker, Inc.	360,432	26,790,911
		$122,991,636
Consumer Products – 1.2%
Kenvue, Inc.	5,748,427	$93,296,970
Containers – 0.4%
Avery Dennison Corp.	88,832	$14,405,886
Smurfit Westrock PLC	460,276	19,593,949
		$33,999,835
Electrical Equipment – 1.5%
Eaton Corp. PLC	98,657	$36,922,382
Johnson Controls International PLC	715,627	78,683,189
		$115,605,571
Electronics – 1.6%
Intel Corp. (a)	1,817,791	$60,986,888
NXP Semiconductors N.V.	278,662	63,459,697
		$124,446,585
Energy - Independent – 1.4%
ConocoPhillips	1,006,234	$95,179,674
Diamondback Energy, Inc.	97,180	13,906,458
		$109,086,132
Energy - Integrated – 2.6%
Chevron Corp.	551,716	$85,675,977
Exxon Mobil Corp.	607,457	68,490,777
Suncor Energy, Inc.	1,218,318	50,984,293
		$205,151,047
Food & Beverages – 0.2%
Archer Daniels Midland Co.	261,884	$15,644,950
Food & Drug Stores – 0.2%
Albertsons Cos., Inc., “A”	872,844	$15,283,498
Health Maintenance Organizations – 1.6%
Cigna Group	391,912	$112,968,634
Humana, Inc.	53,790	13,994,544
		$126,963,178
Insurance – 4.1%
Aon PLC	289,271	$103,148,253
Chubb Ltd.	304,803	86,030,647
Principal Financial Group, Inc.	165,797	13,746,229
Travelers Cos., Inc.	85,113	23,765,252
Willis Towers Watson PLC	262,880	90,811,896
		$317,502,277

MFS Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.7%
Electronic Arts, Inc.	261,025	$52,648,743
Machinery & Tools – 1.0%
AGCO Corp.	247,622	$26,512,888
Flowserve Corp.	246,196	13,082,855
Regal Rexnord Corp.	254,227	36,466,321
		$76,062,064
Major Banks – 6.4%
Bank of America Corp.	2,627,223	$135,538,435
Goldman Sachs Group, Inc.	132,030	105,142,090
JPMorgan Chase & Co.	322,527	101,734,692
Morgan Stanley	357,313	56,798,474
PNC Financial Services Group, Inc.	296,231	59,521,695
Wells Fargo & Co.	434,952	36,457,677
		$495,193,063
Medical & Health Technology & Services – 1.0%
ICON PLC (a)	254,887	$44,605,225
McKesson Corp.	42,875	33,122,653
		$77,727,878
Medical Equipment – 4.6%
Agilent Technologies, Inc.	316,033	$40,562,836
Becton, Dickinson and Co.	755,621	141,429,583
Medtronic PLC	1,546,456	147,284,469
Waters Corp. (a)	88,126	26,421,056
		$355,697,944
Metals & Mining – 0.2%
Glencore PLC	3,790,413	$17,516,451
Other Banks & Diversified Financials – 1.3%
Northern Trust Corp.	770,472	$103,705,531
Pharmaceuticals – 4.0%
Johnson & Johnson	780,630	$144,744,415
Organon & Co.	474,286	5,065,374
Pfizer, Inc.	4,824,763	122,934,961
Roche Holding AG	125,380	41,266,476
		$314,011,226
Railroad & Shipping – 1.0%
Union Pacific Corp.	316,005	$74,694,102
Restaurants – 0.2%
U.S. Foods Holding Corp. (a)	170,491	$13,063,020

MFS Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 1.0%
Air Products & Chemicals, Inc.	58,338	$15,909,939
Axalta Coating Systems Ltd. (a)	1,062,784	30,416,878
DuPont de Nemours, Inc.	388,780	30,285,962
		$76,612,779
Specialty Stores – 0.3%
Target Corp.	297,449	$26,681,175
Telecom Services – 1.3%
Comcast Corp., “A”	3,140,960	$98,688,963
Tobacco – 1.5%
Altria Group, Inc.	308,484	$20,378,453
Philip Morris International, Inc.	594,692	96,459,043
		$116,837,496
Utilities - Electric Power – 2.9%
Duke Energy Corp.	493,736	$61,099,830
Exelon Corp.	689,624	31,039,976
National Grid PLC	3,598,746	51,881,693
PG&E Corp.	5,037,360	75,963,389
Southern Co.	82,970	7,863,067
		$227,847,955
Total Common Stocks (Identified Cost, $2,880,480,371)		$4,548,917,661
Bonds – 39.4%
Aerospace & Defense – 0.1%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$2,846,000	$2,742,968
Boeing Co., 5.805%, 5/01/2050	3,164,000	3,161,038
Boeing Co., 6.858%, 5/01/2054	2,772,000	3,162,029
		$9,066,035
Asset-Backed & Securitized – 6.5%
Affirm, Inc., 5.08%, 4/15/2030 (n)	$1,282,882	$1,285,561
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-A”, 5.75%, 2/18/2028	1,337,726	1,339,494
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	9,160,837	9,204,727
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	8,175,858	8,248,367
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	5,200,363	5,198,701
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 5.865% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	5,818,000	5,816,057
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 6.472% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	16,706,500	16,744,790
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.9% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	14,611,000	14,607,889
AREIT 2022-CRE6 Trust, “B”, FLR, 6.236% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	10,151,500	10,101,228
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	1,793,591	1,808,814
Bain Capital Credit CLO Ltd., 2020-4A, “A1R”, FLR, 6.075% (SOFR - 3mo. + 1.75%), 10/20/2036 (n)	11,516,802	11,517,274
Bain Capital Credit CLO Ltd., 2022-2A, “BR”, FLR, 5.982% (SOFR - 3mo. + 1.65%), 4/22/2035 (n)	8,838,526	8,853,260
Bank5, 2025-5YR17, “A3”, 5.225%, 11/15/2058 (w)	6,889,915	7,107,401
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.88% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	488,533	1,052,357
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	1,190,323	1,247,844
Brazos Securitization LLC, 5.243%, 9/01/2040 (n)	5,403,000	5,424,372
BSPRT 2021-FL6 Issuer Ltd., “AS”, FLR, 5.565% ((SOFR - 1mo. + 0.11448%) + 1.3%), 3/15/2036 (n)	10,853,738	10,853,901
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.314% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	2,794,000	2,792,966
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.422% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	5,979,000	5,958,743

MFS Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	$3,100,219	$3,176,298
BX Trust, 2025, “A”, FLR, 5.53% (SOFR - 1mo. + 1.38%), 8/15/2042 (n)	8,885,217	8,893,547
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.557% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	16,816,500	16,623,951
Carlyle Global Market Strategies CLO Ltd., 2023-1A, “A2R”, FLR, 5.927% (SOFR - 3mo. + 1.6%), 7/20/2037 (n)	8,500,000	8,535,836
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	5,861,780	5,870,831
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	16,647,021	17,679,652
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	2,074,721	2,101,200
Dryden Senior Loan Fund CLO Ltd., 2020-86A, “BR2”, FLR, 5.922% (SOFR - 3mo. + 1.6%), 7/17/2034 (n)	18,968,331	18,986,977
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 5.479% ((SOFR - 3mo. + 0.26161%) + 0.9%), 4/15/2029 (n)	1,968,835	1,968,581
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 5.599% ((SOFR - 3mo. + 0.26161%) + 1.02%), 4/15/2031 (n)	4,124,376	4,125,918
Dwight 2025-FL1 Issuer LLC, “A”, FLR, 5.797% (SOFR - 1mo. + 1.662%), 6/18/2042 (n)	8,383,500	8,412,288
ELM Trust, 2024-ELM, “B10”, 6.195%, 6/10/2039 (n)	8,492,449	8,569,387
Empire District Bondco LLC, 4.943%, 1/01/2033	3,787,344	3,834,515
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	2,089,619	2,096,841
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	818,138	823,519
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 4.75%, 3/15/2028 (n)	2,002,000	2,006,226
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	115,808	115,182
Greystone Commercial Real Estate Notes, 2025-FL4, “AS”, FLR, 6.289% (SOFR - 1mo. + 2.1385%), 1/15/2043 (n)	2,031,000	2,034,254
Hyundai Auto Lease Securitization Trust, 2025-B, 4.58%, 9/15/2027 (n)	4,945,000	4,967,298
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.014% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	16,915,500	16,915,006
Magnetite CLO Ltd., 2017-19A, FLR, 5.772% (SOFR - 3mo. + 1.45%), 4/17/2034 (n)	3,285,540	3,284,104
MF1 2020-FL4 Ltd., “A”, FLR, 5.957% ((SOFR - 1mo. + 0.11448%) + 1.7%), 12/15/2035 (n)	779,192	779,702
MF1 2021-FL5 Ltd., “AS”, FLR, 5.457% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	9,146,865	9,144,990
MF1 2022-FL8 Ltd., “B”, FLR, 6.083% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	7,392,231	7,305,337
MF1 2024-FL15 LLC, “AS”, FLR, 6.175% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	8,571,000	8,592,421
MF1 2024-FL16 LLC, “A”, FLR, 5.676% (SOFR - 1mo. + 1.541%), 11/18/2039 (n)	17,590,246	17,634,229
MF1 2025-FL19 LLC, “A”, FLR, 5.707% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	15,153,744	15,073,096
MF1 2025-FL19 LLC, “A”, FLR, 5.623% (SOFR - 1mo. + 1.4881%), 5/18/2042 (n)	7,619,439	7,645,628
MF1 2025-FL20, “AS”, FLR, 5.835% (SOFR - 1mo. + 1.7%), 2/18/2043 (n)	15,453,000	15,477,122
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	4,195,516	4,128,435
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	7,477,126	8,090,989
Neuberger Berman CLO Ltd., 2015-20A, “A1R3”, FLR, 5.467% (SOFR - 3mo. + 1.15%), 4/15/2039 (n)	5,725,000	5,723,374
Nissan Master Owner Trust, 2024-A, “A”, FLR, 5.042% (SOFR - 1mo. + 0.67%), 2/15/2028 (n)	5,130,663	5,134,768
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	3,460,782	3,476,089
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	4,427,677	4,464,861
OBX Trust, 2025-NQM13, “A1”, 5.441%, 5/25/2065 (n)	2,866,289	2,890,624
Palmer Square Loan Funding 2024-3A Ltd., “A-2”, FLR, 5.884% (SOFR - 3mo. + 1.65%), 8/08/2032 (n)	16,148,818	16,164,644
Parallel Ltd., 2023-1A, “A2R”, FLR, 6.125% (SOFR - 3mo. + 1.8%), 7/20/2036 (n)	6,858,996	6,871,514
PFP III Ltd., 2025-12, “AS”, FLR, 5.878% (SOFR - 1mo. + 1.7418%), 12/18/2042 (n)	12,850,500	12,825,699
PRM Trust, 2025-PRM6, “A”, 4.48%, 7/05/2033 (n)	4,808,434	4,792,463
Provident Funding Mortgage Trust, 2025-2, “A4”, 5.5%, 6/25/2055 (n)	12,868,090	12,940,705
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 6.072% ((SOFR - 1mo. + 0.11448%) + 1.8%), 11/25/2036 (n)	3,695,000	3,679,985
Residential Funding Mortgage Securities, Inc., FGIC, 3.47%, 12/25/2035 (d)(q)	140,906	2,131
Rockford Tower CLO 2020-1A Ltd., “A2R”, FLR, 5.625% (SOFR - 3mo. + 1.3%), 1/20/2036 (n)	18,536,627	18,397,917
Santander Drive Auto Receivables Trust, 2025-1, “A2”, 4.76%, 8/16/2027	4,794,041	4,797,035
SBNA Auto Lease Trust, 2024-C, “A2”, 4.94%, 11/20/2026 (n)	98,966	99,012
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 6.172% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	17,154,000	17,154,003
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	5,726,395	5,751,382
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 5.457% ((SOFR - 1mo. + 0.11448%) + 1.2%), 3/15/2038 (n)	2,467,549	2,467,586
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	2,061,038	2,072,012
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	3,182,079	3,199,027
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 6.029% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	6,439,259	6,442,292
		$503,404,229

MFS Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 0.2%
Magna International, Inc., 2.45%, 6/15/2030	$5,772,000	$5,314,274
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	9,598,000	8,231,101
		$13,545,375
Broadcasting – 0.1%
Walt Disney Co., 3.5%, 5/13/2040	$7,611,000	$6,378,285
Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$15,896,000	$17,012,443
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	6,569,000	5,976,870
LPL Holdings, Inc., 6.75%, 11/17/2028	1,244,000	1,327,795
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	14,189,000	13,735,650
		$38,052,758
Building – 0.2%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$586,000	$544,566
Masco Corp., 2%, 2/15/2031	12,460,000	10,927,798
Vulcan Materials Co., 3.5%, 6/01/2030	1,217,000	1,175,617
		$12,647,981
Business Services – 0.4%
Equinix, Inc., 1.8%, 7/15/2027	$4,515,000	$4,334,997
Equinix, Inc., 2.5%, 5/15/2031	6,102,000	5,499,794
Experian Finance PLC, 4.25%, 2/01/2029 (n)	3,787,000	3,782,370
Fiserv, Inc., 2.65%, 6/01/2030	2,308,000	2,136,953
Global Payments, Inc., 1.2%, 3/01/2026	6,442,000	6,356,853
Global Payments, Inc., 2.9%, 11/15/2031	3,763,000	3,374,411
Verisk Analytics, Inc., 4.125%, 3/15/2029	2,686,000	2,679,650
Verisk Analytics, Inc., 5.75%, 4/01/2033	4,946,000	5,252,429
		$33,417,457
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$3,335,000	$3,493,844
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	6,646,000	4,848,946
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	1,356,000	1,172,036
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	5,593,000	4,673,503
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	6,403,000	7,511,931
		$21,700,260
Chemicals – 0.1%
RPM International, Inc., 2.95%, 1/15/2032	$4,405,000	$3,975,534
Computer Software – 0.2%
Oracle Corp., 4.9%, 2/06/2033	$2,441,000	$2,463,087
Oracle Corp., 5.2%, 9/26/2035	8,195,000	8,240,125
Roper Technologies, Inc., 2%, 6/30/2030	3,961,000	3,558,235
		$14,261,447
Conglomerates – 0.1%
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	$6,570,000	$6,661,567
Consumer Products – 0.0%
Kenvue, Inc., 4.9%, 3/22/2033	$3,446,000	$3,503,059

MFS Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$9,356,000	$8,350,017
Electronics – 0.1%
Broadcom, Inc., 4.3%, 11/15/2032	$4,190,000	$4,135,883
Broadcom, Inc., 4.926%, 5/15/2037 (n)	2,171,000	2,165,178
		$6,301,061
Energy - Independent – 0.2%
Diamondback Energy, Inc., 5.4%, 4/18/2034	$4,479,000	$4,572,532
EQT Corp., 5.75%, 2/01/2034	10,301,000	10,780,618
		$15,353,150
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$13,375,000	$12,128,868
Eni S.p.A., 4.75%, 9/12/2028 (n)	11,994,000	12,116,425
		$24,245,293
Financial Institutions – 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$12,829,000	$12,604,297
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	7,298,000	7,232,632
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	2,248,000	2,246,488
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	6,935,000	6,819,816
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	2,516,000	2,419,015
		$31,322,248
Food & Beverages – 0.4%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$2,343,000	$2,221,364
Anheuser-Busch InBev Worldwide, Inc., 8%, 11/15/2039	9,340,000	11,974,724
Diageo Capital PLC, 2.375%, 10/24/2029	7,901,000	7,395,259
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	930,000	877,337
Mars, Inc., 5.2%, 3/01/2035 (n)	7,684,000	7,854,097
		$30,322,781
Gaming & Lodging – 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$4,735,000	$4,821,594
Las Vegas Sands Corp., 3.9%, 8/08/2029	2,562,000	2,478,319
Marriott International, Inc., 4.625%, 6/15/2030	6,563,000	6,628,509
Marriott International, Inc., 2.85%, 4/15/2031	23,000	21,165
Marriott International, Inc., 2.75%, 10/15/2033	5,130,000	4,454,167
		$18,403,754
Insurance – 0.7%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$7,948,000	$7,704,570
Corebridge Financial, Inc., 3.9%, 4/05/2032	10,864,000	10,372,950
Corebridge Financial, Inc., 5.75%, 1/15/2034	4,345,000	4,570,387
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	14,375,000	13,981,933
Sammons Financial Group, Inc., 4.75%, 4/08/2032 (n)	2,233,000	2,178,693
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	11,339,000	12,485,497
		$51,294,030

MFS Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 0.2%
Humana, Inc., 5.875%, 3/01/2033	$4,292,000	$4,515,628
UnitedHealth Group, Inc., 5%, 4/15/2034	7,433,000	7,549,510
		$12,065,138
Insurance - Property & Casualty – 0.4%
Aon Corp., 4.5%, 12/15/2028	$6,796,000	$6,866,085
Brown & Brown, Inc., 4.2%, 3/17/2032	6,851,000	6,610,241
Brown & Brown, Inc., 5.55%, 6/23/2035	1,849,000	1,901,977
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	14,068,000	14,618,676
Fairfax Financial Holdings Ltd., 6%, 12/07/2033	348,000	369,945
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	2,990,000	2,290,004
		$32,656,928
International Market Quasi-Sovereign – 0.0%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$2,221,000	$2,477,894
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$13,806,000	$14,287,069
CNH Industrial Capital LLC, 1.875%, 1/15/2026	1,459,000	1,447,738
		$15,734,807
Major Banks – 2.4%
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	$11,068,000	$9,919,827
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,413,000	3,075,899
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	8,955,000	10,275,183
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	15,546,000	14,981,829
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	2,814,000	2,874,225
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,866,000	2,803,299
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	7,852,000	8,245,692
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	10,264,000	9,614,068
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	8,505,000	7,590,702
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	2,870,000	2,707,540
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	1,215,000	1,206,847
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	1,509,000	1,415,251
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	14,703,000	13,187,419
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	5,702,000	5,216,440
JPMorgan Chase & Co., 5.766%, 4/22/2035	4,550,000	4,847,511
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	7,691,000	6,044,100
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR ((SOFR - 3mo. + 0.26161%) + 1.22%) to 1/23/2049	2,781,000	2,242,246
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	8,693,000	7,860,659
Mitsubishi UFJ Financial Group, Inc., 5.615%, 4/24/2036	11,148,000	11,695,008
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	18,899,000	17,659,876
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	10,038,000	9,126,085
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	16,151,000	15,313,218
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	20,387,000	17,988,284
		$185,891,208
Medical & Health Technology & Services – 0.4%
Adventist Health System/West, 5.43%, 3/01/2032	$8,829,000	$9,042,983
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	944,000	873,282
Becton, Dickinson and Co., 4.669%, 6/06/2047	5,265,000	4,652,089
Cigna Corp., 3.2%, 3/15/2040	1,517,000	1,187,298
CVS Health Corp., 5.3%, 6/01/2033	8,585,000	8,788,165

MFS Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
HCA, Inc., 5.125%, 6/15/2039	$5,387,000	$5,190,712
Northwell Healthcare, Inc., 3.979%, 11/01/2046	490,000	387,470
Northwell Healthcare, Inc., 4.26%, 11/01/2047	3,585,000	2,937,932
		$33,059,931
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$4,819,000	$4,507,808
Metals & Mining – 0.3%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$1,639,000	$1,610,478
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	4,221,000	4,405,619
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	14,501,000	13,309,029
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	5,139,000	4,688,037
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	2,163,000	1,983,983
		$25,997,146
Midstream – 0.4%
Enbridge, Inc., 5.625%, 4/05/2034	$10,688,000	$11,156,191
Plains All American Pipeline LP, 3.8%, 9/15/2030	5,953,000	5,738,986
Plains All American Pipeline LP, 5.7%, 9/15/2034	3,291,000	3,392,126
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,572,000	1,577,483
Spectra Energy Partners LP, 3.375%, 10/15/2026	2,615,000	2,595,306
Targa Resources Corp., 4.2%, 2/01/2033	2,413,000	2,292,602
Targa Resources Corp., 6.125%, 3/15/2033	7,595,000	8,076,974
		$34,829,668
Mortgage-Backed – 10.0%
Fannie Mae, 5%, 3/01/2026 - 3/01/2042	$3,124,777	$3,180,480
Fannie Mae, 4.54%, 7/01/2026	806,286	808,364
Fannie Mae, 3.95%, 1/01/2027	780,022	780,062
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	2,888,095	2,734,878
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	895,568	931,485
Fannie Mae, 2.5%, 11/01/2031 - 12/01/2036	291,694	276,979
Fannie Mae, 5.5%, 2/01/2033 - 12/01/2038	3,824,334	3,915,502
Fannie Mae, 3%, 2/25/2033 (i)	450,729	30,442
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	8,212,738	8,216,249
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	2,363,109	2,450,144
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	23,066,270	21,737,165
Fannie Mae, 3.25%, 5/25/2040	154,294	147,526
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	18,829,685	18,314,649
Fannie Mae, 5.356%, 2/25/2045 (n)	2,678,204	2,681,515
Fannie Mae, 2%, 4/25/2046	325,677	303,594
Fannie Mae, 4%, 7/25/2046 (i)	601,276	110,852
Fannie Mae, TBA, 3.5%, 10/14/2055	10,700,000	9,774,677
Fannie Mae, UMBS, 2.5%, 10/01/2036 - 8/01/2052	97,495,294	83,228,974
Fannie Mae, UMBS, 3%, 2/01/2037 - 7/01/2052	36,691,014	32,579,394
Fannie Mae, UMBS, 5%, 10/01/2037 - 7/01/2053	10,278,159	10,240,391
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 4/01/2052	14,132,749	10,895,188
Fannie Mae, UMBS, 2%, 2/01/2042 - 2/01/2052	36,805,705	30,802,124
Fannie Mae, UMBS, 4.5%, 8/01/2052 - 3/01/2053	4,181,831	4,082,161
Fannie Mae, UMBS, 6%, 11/01/2052 - 9/01/2054	10,168,157	10,420,909
Fannie Mae, UMBS, 5.5%, 3/01/2053 - 10/01/2053	8,464,626	8,571,693
Freddie Mac, 3.5%, 12/01/2025 - 10/25/2058	10,933,505	10,359,492

MFS Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.775%, 6/25/2027 (i)	$39,273,000	$462,051
Freddie Mac, 0.865%, 6/25/2027 (i)	11,699,257	111,727
Freddie Mac, 0.695%, 7/25/2027 (i)	31,913,832	260,139
Freddie Mac, 0.457%, 8/25/2027 (i)	27,934,000	175,898
Freddie Mac, 0.537%, 8/25/2027 (i)	16,559,730	108,638
Freddie Mac, 0.406%, 9/25/2027 (i)	30,183,000	186,733
Freddie Mac, 0.324%, 11/25/2027 (i)	47,333,000	194,207
Freddie Mac, 0.405%, 11/25/2027 (i)	31,998,557	153,705
Freddie Mac, 0.448%, 11/25/2027 (i)	28,417,114	167,948
Freddie Mac, 0.378%, 12/25/2027 (i)	29,308,000	165,880
Freddie Mac, 0.417%, 12/25/2027 (i)	32,765,000	222,592
Freddie Mac, 0.487%, 12/25/2027 (i)	48,704,092	363,469
Freddie Mac, 1.212%, 7/25/2029 (i)	831,791	28,901
Freddie Mac, 1.26%, 8/25/2029 (i)	13,066,629	490,317
Freddie Mac, 1.913%, 4/25/2030 (i)	2,500,000	179,187
Freddie Mac, 1.954%, 4/25/2030 (i)	7,819,828	577,069
Freddie Mac, 1.769%, 5/25/2030 (i)	4,048,749	279,383
Freddie Mac, 1.907%, 5/25/2030 (i)	8,995,049	672,084
Freddie Mac, 1.435%, 6/25/2030 (i)	3,687,431	207,444
Freddie Mac, 1.701%, 8/25/2030 (i)	3,331,192	228,542
Freddie Mac, 1.261%, 9/25/2030 (i)	2,196,896	113,538
Freddie Mac, 1.17%, 11/25/2030 (i)	4,320,889	213,397
Freddie Mac, 0.412%, 1/25/2031 (i)	16,964,779	226,783
Freddie Mac, 0.871%, 1/25/2031 (i)	6,541,106	243,261
Freddie Mac, 1.025%, 1/25/2031 (i)	4,767,487	208,135
Freddie Mac, 0.606%, 3/25/2031 (i)	13,749,973	312,366
Freddie Mac, 0.828%, 3/25/2031 (i)	5,934,811	213,918
Freddie Mac, 1.322%, 5/25/2031 (i)	2,518,959	148,962
Freddie Mac, 1.039%, 7/25/2031 (i)	4,010,843	195,951
Freddie Mac, 0.605%, 8/25/2031 (i)	5,112,185	129,669
Freddie Mac, 0.632%, 9/25/2031 (i)	16,898,337	477,817
Freddie Mac, 0.954%, 9/25/2031 (i)	5,075,984	221,538
Freddie Mac, 0.441%, 11/25/2031 (i)	25,136,487	482,025
Freddie Mac, 0.596%, 12/25/2031 (i)	23,600,379	622,705
Freddie Mac, 0.664%, 12/25/2031 (i)	40,016,231	1,177,057
Freddie Mac, 0.424%, 11/25/2032 (i)	23,546,210	349,433
Freddie Mac, 3%, 2/15/2033 (i)	399,974	19,109
Freddie Mac, 6%, 3/01/2033 - 6/01/2037	919,465	955,184
Freddie Mac, 5%, 9/01/2033 - 7/01/2041	1,522,163	1,554,082
Freddie Mac, 5.5%, 12/01/2033 - 10/01/2035	756,123	773,095
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	320,985	335,028
Freddie Mac, 4.5%, 4/01/2035 - 5/01/2042	1,198,884	1,204,072
Freddie Mac, 5.5%, 2/15/2036 (i)	102,461	15,955
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	3,818,350	3,714,039
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	16,923,347	15,476,611
Freddie Mac, 4.5%, 12/15/2040 (i)	39,028	3,626
Freddie Mac, 4%, 8/15/2044 (i)	96,051	8,298
Freddie Mac, UMBS, 6.5%, 5/01/2028 - 11/01/2054	1,742,921	1,809,954
Freddie Mac, UMBS, 5%, 7/01/2035 - 9/01/2053	7,326,043	7,297,057
Freddie Mac, UMBS, 6%, 1/01/2036 - 7/01/2054	20,781,717	21,257,364
Freddie Mac, UMBS, 2.5%, 4/01/2037 - 9/01/2052	46,522,552	39,376,677
Freddie Mac, UMBS, 3%, 10/01/2037 - 7/01/2053	23,278,593	20,527,885
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	45,568,782	37,158,168
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 8/01/2053	9,977,089	9,185,152

MFS Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 4%, 8/01/2047 - 5/01/2052	$8,371,255	$7,998,291
Freddie Mac, UMBS, 1.5%, 3/01/2051 - 10/01/2051	1,492,376	1,151,092
Freddie Mac, UMBS, 4.5%, 10/01/2052 - 1/01/2053	9,839,045	9,587,013
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 8/01/2053	7,524,674	7,638,380
Ginnie Mae, 6%, 9/15/2032 - 9/20/2055	25,183,430	25,653,577
Ginnie Mae, 5.5%, 12/15/2032 - 6/20/2055	41,646,614	42,059,668
Ginnie Mae, 4.5%, 7/15/2033 - 12/20/2052	31,511,418	30,827,480
Ginnie Mae, 5%, 7/20/2033 - 5/20/2053	21,385,583	21,378,654
Ginnie Mae, 4%, 1/20/2041 - 10/20/2052	13,274,542	12,639,316
Ginnie Mae, 4.35%, 9/20/2041	2,376,792	2,320,254
Ginnie Mae, 3.5%, 12/15/2041 - 1/20/2053	6,011,351	5,631,675
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	30,320,776	27,240,950
Ginnie Mae, 2.5%, 8/20/2051 - 4/20/2052	39,936,317	34,398,767
Ginnie Mae, 2%, 1/20/2052 - 9/20/2052	28,160,267	23,280,398
Ginnie Mae, TBA, 3.5%, 10/20/2055	18,725,000	17,070,011
UMBS, TBA, 2%, 10/16/2040 - 10/14/2055	21,375,000	18,732,876
UMBS, TBA, 2.5%, 10/25/2040 - 10/14/2055	3,200,000	2,947,825
UMBS, TBA, 6.5%, 10/15/2054	23,150,000	23,922,832
UMBS, TBA, 3%, 10/25/2055	11,000,000	9,660,213
		$772,957,986
Municipals – 0.4%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	$9,860,000	$10,237,626
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	5,815,000	7,022,533
Rhode Island Student Loan Authority Education Loan Rev., Taxable, “1”, 6.081%, 12/01/2042	8,135,000	8,259,971
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	3,243,000	2,966,827
		$28,486,957
Natural Gas - Distribution – 0.1%
NiSource, Inc., 2.95%, 9/01/2029	$3,757,000	$3,583,995
NiSource, Inc., 5.65%, 2/01/2045	1,946,000	1,938,408
		$5,522,403
Network & Telecom – 0.3%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$14,166,000	$14,653,139
Verizon Communications, Inc., 3.15%, 3/22/2030	3,222,000	3,081,105
Verizon Communications, Inc., 2.55%, 3/21/2031	2,662,000	2,420,317
Verizon Communications, Inc., 4.812%, 3/15/2039	5,693,000	5,429,650
		$25,584,211
Oils – 0.1%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$2,779,000	$2,391,880
Phillips 66 Co., 2.15%, 12/15/2030	9,419,000	8,408,395
		$10,800,275
Pollution Control – 0.3%
Waste Management, Inc., 4.875%, 2/15/2034	$19,470,000	$19,914,849
Real Estate - Office – 0.0%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$3,985,000	$3,444,905
Real Estate - Other – 0.2%
Public Storage Operating, REIT, 5.1%, 8/01/2033	$14,650,000	$15,210,422

MFS Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$553,000	$548,220
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	5,247,000	5,136,103
Realty Income Corp., REIT, 3.25%, 1/15/2031	1,504,000	1,423,687
		$7,108,010
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$7,066,000	$5,492,299
Specialty Stores – 0.1%
Genuine Parts Co., 2.75%, 2/01/2032	$12,549,000	$11,125,858
Telecommunications - Wireless – 0.5%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$7,499,000	$7,421,065
Rogers Communications, Inc., 3.8%, 3/15/2032	16,771,000	15,842,512
T-Mobile USA, Inc., 2.05%, 2/15/2028	6,050,000	5,768,138
T-Mobile USA, Inc., 4.5%, 4/15/2050	7,057,000	5,936,481
Vodafone Group PLC, 5.625%, 2/10/2053	2,556,000	2,487,864
		$37,456,060
Tobacco – 0.4%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$16,618,000	$16,718,217
Philip Morris International, Inc., 5.125%, 11/17/2027	2,946,000	3,009,882
Philip Morris International, Inc., 5.625%, 11/17/2029	1,269,000	1,335,268
Philip Morris International, Inc., 5.125%, 2/15/2030	4,791,000	4,951,189
Philip Morris International, Inc., 5.75%, 11/17/2032	5,624,000	5,992,058
		$32,006,614
Transportation - Services – 0.0%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,559,000	$2,985,193
U.S. Treasury Obligations – 10.3%
U.S. Treasury Bonds, 4%, 11/15/2042	$8,150,000	$7,534,930
U.S. Treasury Bonds, 2.875%, 5/15/2043	36,361,000	28,486,571
U.S. Treasury Bonds, 4.5%, 2/15/2044	14,000,000	13,693,203
U.S. Treasury Bonds, 3%, 11/15/2045	215,000	166,482
U.S. Treasury Bonds, 2.25%, 8/15/2046 (f)	161,800,000	107,950,938
U.S. Treasury Bonds, 2.875%, 11/15/2046	14,148,000	10,593,315
U.S. Treasury Bonds, 1.875%, 11/15/2051	9,015,000	5,099,814
U.S. Treasury Bonds, 2.25%, 2/15/2052	44,658,400	27,700,420
U.S. Treasury Bonds, 4%, 11/15/2052	7,700,000	6,814,199
U.S. Treasury Bonds, 4.75%, 11/15/2053	20,000,000	20,034,375
U.S. Treasury Bonds, 4.25%, 2/15/2054	58,900,000	54,367,461
U.S. Treasury Bonds, 4.5%, 11/15/2054	31,400,000	30,233,539
U.S. Treasury Notes, 4%, 1/15/2027	13,700,000	13,751,375
U.S. Treasury Notes, 2.5%, 3/31/2027	52,800,000	51,909,000
U.S. Treasury Notes, 4.5%, 4/15/2027	61,600,000	62,360,375
U.S. Treasury Notes, 2.75%, 4/30/2027	57,767,600	56,971,039
U.S. Treasury Notes, 4.125%, 7/31/2028	44,000,000	44,584,375
U.S. Treasury Notes, 4.25%, 6/30/2029	123,600,000	126,057,515
U.S. Treasury Notes, 3.875%, 4/30/2030	33,000,000	33,208,828
U.S. Treasury Notes, 4.25%, 11/15/2034	100,900,000	102,039,066
		$803,556,820

MFS Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 1.0%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$4,167,000	$4,467,287
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	1,697,000	1,522,485
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	13,535,000	13,915,343
Duke Energy Corp., 2.65%, 9/01/2026	1,167,000	1,152,839
Duke Energy Corp., 4.5%, 8/15/2032	9,846,000	9,783,920
Duke Energy Progress LLC, 3.45%, 3/15/2029	5,272,000	5,166,790
Enel Finance International N.V., 7.05%, 10/14/2025 (n)	2,896,000	2,898,524
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	1,993,000	1,726,238
Exelon Corp., 4.05%, 4/15/2030	4,954,000	4,900,367
Georgia Power Co., 3.7%, 1/30/2050	454,000	346,561
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	4,141,000	4,140,591
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	2,889,000	2,583,092
Jersey Central Power & Light Co., 5.1%, 1/15/2035	2,399,000	2,431,330
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	3,467,000	3,627,761
Pacific Gas & Electric Co., 2.1%, 8/01/2027	1,524,000	1,464,933
Pacific Gas & Electric Co., 3%, 6/15/2028	4,398,000	4,239,881
Pacific Gas & Electric Co., 2.5%, 2/01/2031	6,640,000	5,915,590
Pacific Gas & Electric Co., 3.3%, 8/01/2040	3,109,000	2,355,544
Xcel Energy, Inc., 3.4%, 6/01/2030	3,231,000	3,097,127
		$75,736,203
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$3,473,000	$3,126,236
Total Bonds (Identified Cost, $3,149,730,702)		$3,059,942,150
Preferred Stocks – 0.9%
Computer Software - Systems – 0.3%
Samsung Electronics Co. Ltd.	503,131	$23,810,911
Consumer Products – 0.6%
Henkel AG & Co. KGaA	537,592	$43,392,727
Total Preferred Stocks (Identified Cost, $63,536,474)		$67,203,638
Convertible Preferred Stocks – 0.3%
Aerospace & Defense – 0.3%
Boeing Co., 6%, 10/15/2027 (Identified Cost, $16,947,850)	338,957	$23,581,238
Mutual Funds (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 4.19% (v) (Identified Cost, $114,221,984)	114,221,932	$114,233,354
Other Assets, Less Liabilities – (0.6)%		(45,935,514)
Net Assets – 100.0%		$7,767,942,527

MFS Total Return Fund
Portfolio of Investments – continued

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $114,233,354 and
$7,699,644,687, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$653,948,116, representing 8.4% of net assets.

(q)	Interest received was less than stated coupon rate.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 9/30/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	976	$203,396,875	December – 2025	$127,366
U.S. Treasury Ultra Bond 30 yr	Long	USD	407	48,865,438	December – 2025	1,554,777
						$1,682,143
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	747	$81,568,899	December – 2025	$(19,786)
At September 30, 2025, the fund had liquid securities with an aggregate value of $4,657,653 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Total Return Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 9/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $6,110,695,397)	$7,699,644,687
Investments in affiliated issuers, at value (identified cost, $114,221,984)	114,233,354
Cash	1,876
Foreign currency, at value (identified cost, $127)	127
Receivables for
Investments sold	49,114,569
Fund shares sold	6,231,476
Interest and dividends	30,631,322
Other assets	1,880
Total assets	$7,899,859,291
Liabilities
Payables for
Distributions	$1,056,256
Net daily variation margin on open futures contracts	93,005
Investments purchased	31,018,126
When-issued investments purchased	7,112,372
TBA purchase commitments	82,296,254
Fund shares reacquired	8,198,184
Payable to affiliates
Investment adviser	147,685
Administrative services fee	3,003
Shareholder servicing costs	1,601,743
Distribution and service fees	80,417
Payable for independent Trustees' compensation	25,534
Accrued expenses and other liabilities	284,185
Total liabilities	$131,916,764
Net assets	$7,767,942,527
Net assets consist of
Paid-in capital	$5,798,363,019
Total distributable earnings (loss)	1,969,579,508
Net assets	$7,767,942,527
Shares of beneficial interest outstanding	384,334,483

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$5,029,184,497	248,902,342	$20.21
Class B	9,602,955	472,949	20.30
Class C	162,843,420	7,964,704	20.45
Class I	930,388,341	46,064,010	20.20
Class R1	6,724,390	333,291	20.18
Class R2	74,359,538	3,660,859	20.31
Class R3	216,356,818	10,694,418	20.23
Class R4	72,820,457	3,597,960	20.24
Class R6	1,265,662,111	62,643,950	20.20

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $21.44 [100 / 94.25 x $20.21]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Total Return Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 9/30/25 Net investment income (loss)
Income
Interest	$127,683,363
Dividends from unaffiliated issuers	108,644,476
Dividends from affiliated issuers	5,028,994
Other	192,200
Income on securities loaned	47,367
Foreign taxes withheld	(1,008,155)
Total investment income	$240,588,245
Expenses
Management fee	$26,989,509
Distribution and service fees	15,483,352
Shareholder servicing costs	6,606,362
Administrative services fee	575,137
Independent Trustees' compensation	156,664
Custodian fee	325,238
Shareholder communications	208,010
Audit and tax fees	86,502
Legal fees	41,065
Miscellaneous	390,709
Total expenses	$50,862,548
Fees paid indirectly	(5,853)
Reduction of expenses by distributor	(16,084)
Net expenses	$50,840,611
Net investment income (loss)	$189,747,634
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$513,691,398
Affiliated issuers	15,884
Futures contracts	(11,692,920)
Foreign currency	(23,881)
Net realized gain (loss)	$501,990,481
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(214,524,031)
Affiliated issuers	(22,255)
Futures contracts	1,478,872
Translation of assets and liabilities in foreign currencies	90,164
Net unrealized gain (loss)	$(212,977,250)
Net realized and unrealized gain (loss)	$289,013,231
Change in net assets from operations	$478,760,865
See Notes to Financial Statements

MFS Total Return Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	9/30/25	9/30/24
Change in net assets
From operations
Net investment income (loss)	$189,747,634	$188,012,916
Net realized gain (loss)	501,990,481	452,325,990
Net unrealized gain (loss)	(212,977,250)	770,800,811
Change in net assets from operations	$478,760,865	$1,411,139,717
Total distributions to shareholders	$(653,270,693)	$(482,008,616)
Change in net assets from fund share transactions	$(149,362,830)	$(243,673,381)
Total change in net assets	$(323,872,658)	$685,457,720
Net assets
At beginning of period	8,091,815,185	7,406,357,465
At end of period	$7,767,942,527	$8,091,815,185
See Notes to Financial Statements

MFS Total Return Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$20.68	$18.34	$17.77	$22.04	$19.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.47	$0.46	$0.41	$0.31	$0.28
Net realized and unrealized gain (loss)	0.73	3.08	1.27	(2.83)	3.36
Total from investment operations	$1.20	$3.54	$1.68	$(2.52)	$3.64
Less distributions declared to shareholders
From net investment income	$(0.50)	$(0.47)	$(0.46)	$(0.26)	$(0.33)
From net realized gain	(1.17)	(0.73)	(0.65)	(1.49)	(1.05)
Total distributions declared to shareholders	$(1.67)	$(1.20)	$(1.11)	$(1.75)	$(1.38)
Net asset value, end of period (x)	$20.21	$20.68	$18.34	$17.77	$22.04
Total return (%) (r)(s)(t)(x)	6.46	19.98	9.43	(12.61)	19.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	0.72	0.72	0.72	0.72
Expenses after expense reductions (f)	0.72	0.72	0.72	0.72	0.72
Net investment income (loss)	2.38	2.38	2.18	1.52	1.32
Portfolio turnover rate	41	53	43	88	112
Net assets at end of period (000 omitted)	$5,029,184	$5,193,089	$4,667,098	$4,462,807	$5,207,735

Class B	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$20.76	$18.40	$17.83	$22.10	$19.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.31	$0.27	$0.15	$0.12
Net realized and unrealized gain (loss)	0.73	3.10	1.26	(2.82)	3.38
Total from investment operations	$1.05	$3.41	$1.53	$(2.67)	$3.50
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.32)	$(0.31)	$(0.11)	$(0.17)
From net realized gain	(1.17)	(0.73)	(0.65)	(1.49)	(1.05)
Total distributions declared to shareholders	$(1.51)	$(1.05)	$(0.96)	$(1.60)	$(1.22)
Net asset value, end of period (x)	$20.30	$20.76	$18.40	$17.83	$22.10
Total return (%) (r)(s)(t)(x)	5.64	19.09	8.55	(13.25)	18.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	1.47	1.47	1.47	1.47
Expenses after expense reductions (f)	1.47	N/A	1.47	1.47	1.47
Net investment income (loss)	1.60	1.61	1.41	0.73	0.57
Portfolio turnover rate	41	53	43	88	112
Net assets at end of period (000 omitted)	$9,603	$20,830	$33,156	$48,449	$80,923

See Notes to Financial Statements

MFS Total Return Fund
Financial Highlights - continued
Class C	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$20.90	$18.52	$17.94	$22.23	$19.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.32	$0.27	$0.16	$0.12
Net realized and unrealized gain (loss)	0.74	3.11	1.28	(2.85)	3.41
Total from investment operations	$1.06	$3.43	$1.55	$(2.69)	$3.53
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.32)	$(0.32)	$(0.11)	$(0.17)
From net realized gain	(1.17)	(0.73)	(0.65)	(1.49)	(1.05)
Total distributions declared to shareholders	$(1.51)	$(1.05)	$(0.97)	$(1.60)	$(1.22)
Net asset value, end of period (x)	$20.45	$20.90	$18.52	$17.94	$22.23
Total return (%) (r)(s)(t)(x)	5.67	19.08	8.56	(13.26)	18.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	1.47	1.47	1.47	1.47
Expenses after expense reductions (f)	1.47	1.47	1.47	1.47	1.47
Net investment income (loss)	1.62	1.62	1.42	0.75	0.57
Portfolio turnover rate	41	53	43	88	112
Net assets at end of period (000 omitted)	$162,843	$224,578	$269,522	$325,551	$450,129

Class I	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$20.67	$18.33	$17.77	$22.04	$19.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.52	$0.51	$0.46	$0.36	$0.34
Net realized and unrealized gain (loss)	0.72	3.08	1.26	(2.83)	3.37
Total from investment operations	$1.24	$3.59	$1.72	$(2.47)	$3.71
Less distributions declared to shareholders
From net investment income	$(0.54)	$(0.52)	$(0.51)	$(0.31)	$(0.39)
From net realized gain	(1.17)	(0.73)	(0.65)	(1.49)	(1.05)
Total distributions declared to shareholders	$(1.71)	$(1.25)	$(1.16)	$(1.80)	$(1.44)
Net asset value, end of period (x)	$20.20	$20.67	$18.33	$17.77	$22.04
Total return (%) (r)(s)(t)(x)	6.73	20.29	9.64	(12.39)	19.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47	0.47	0.47	0.47	0.47
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	2.63	2.63	2.43	1.77	1.57
Portfolio turnover rate	41	53	43	88	112
Net assets at end of period (000 omitted)	$930,388	$1,010,924	$923,970	$871,532	$1,008,628

See Notes to Financial Statements

MFS Total Return Fund
Financial Highlights - continued
Class R1	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$20.65	$18.32	$17.75	$22.02	$19.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.32	$0.26	$0.16	$0.12
Net realized and unrealized gain (loss)	0.73	3.07	1.28	(2.83)	3.37
Total from investment operations	$1.05	$3.39	$1.54	$(2.67)	$3.49
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.33)	$(0.32)	$(0.11)	$(0.17)
From net realized gain	(1.17)	(0.73)	(0.65)	(1.49)	(1.05)
Total distributions declared to shareholders	$(1.52)	$(1.06)	$(0.97)	$(1.60)	$(1.22)
Net asset value, end of period (x)	$20.18	$20.65	$18.32	$17.75	$22.02
Total return (%) (r)(s)(t)(x)	5.68	19.06	8.60	(13.28)	18.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	1.47	1.47	1.47	1.47
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	1.64	1.63	1.41	0.76	0.57
Portfolio turnover rate	41	53	43	88	112
Net assets at end of period (000 omitted)	$6,724	$6,955	$6,166	$8,391	$10,420

Class R2	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$20.78	$18.42	$17.85	$22.13	$19.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.42	$0.41	$0.36	$0.26	$0.23
Net realized and unrealized gain (loss)	0.73	3.10	1.27	(2.84)	3.38
Total from investment operations	$1.15	$3.51	$1.63	$(2.58)	$3.61
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.42)	$(0.41)	$(0.21)	$(0.28)
From net realized gain	(1.17)	(0.73)	(0.65)	(1.49)	(1.05)
Total distributions declared to shareholders	$(1.62)	$(1.15)	$(1.06)	$(1.70)	$(1.33)
Net asset value, end of period (x)	$20.31	$20.78	$18.42	$17.85	$22.13
Total return (%) (r)(s)(t)(x)	6.16	19.70	9.10	(12.83)	18.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	0.97	0.97	0.97	0.97
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	2.13	2.13	1.92	1.26	1.07
Portfolio turnover rate	41	53	43	88	112
Net assets at end of period (000 omitted)	$74,360	$79,867	$79,854	$88,487	$118,257

See Notes to Financial Statements

MFS Total Return Fund
Financial Highlights - continued
Class R3	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$20.70	$18.36	$17.79	$22.06	$19.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.47	$0.46	$0.41	$0.31	$0.28
Net realized and unrealized gain (loss)	0.73	3.08	1.27	(2.83)	3.37
Total from investment operations	$1.20	$3.54	$1.68	$(2.52)	$3.65
Less distributions declared to shareholders
From net investment income	$(0.50)	$(0.47)	$(0.46)	$(0.26)	$(0.33)
From net realized gain	(1.17)	(0.73)	(0.65)	(1.49)	(1.05)
Total distributions declared to shareholders	$(1.67)	$(1.20)	$(1.11)	$(1.75)	$(1.38)
Net asset value, end of period (x)	$20.23	$20.70	$18.36	$17.79	$22.06
Total return (%) (r)(s)(t)(x)	6.45	19.96	9.41	(12.60)	19.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	0.72	0.72	0.72	0.72
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	2.38	2.38	2.17	1.51	1.32
Portfolio turnover rate	41	53	43	88	112
Net assets at end of period (000 omitted)	$216,357	$225,520	$207,158	$222,265	$294,584

Class R4	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$20.71	$18.36	$17.80	$22.07	$19.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.52	$0.50	$0.46	$0.36	$0.34
Net realized and unrealized gain (loss)	0.72	3.10	1.26	(2.83)	3.37
Total from investment operations	$1.24	$3.60	$1.72	$(2.47)	$3.71
Less distributions declared to shareholders
From net investment income	$(0.54)	$(0.52)	$(0.51)	$(0.31)	$(0.39)
From net realized gain	(1.17)	(0.73)	(0.65)	(1.49)	(1.05)
Total distributions declared to shareholders	$(1.71)	$(1.25)	$(1.16)	$(1.80)	$(1.44)
Net asset value, end of period (x)	$20.24	$20.71	$18.36	$17.80	$22.07
Total return (%) (r)(s)(t)(x)	6.71	20.31	9.62	(12.37)	19.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47	0.47	0.47	0.47	0.47
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	2.63	2.59	2.43	1.77	1.57
Portfolio turnover rate	41	53	43	88	112
Net assets at end of period (000 omitted)	$72,820	$78,546	$214,802	$203,954	$252,366

See Notes to Financial Statements

MFS Total Return Fund
Financial Highlights - continued
Class R6	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$20.68	$18.34	$17.77	$22.04	$19.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.53	$0.52	$0.47	$0.38	$0.35
Net realized and unrealized gain (loss)	0.72	3.08	1.27	(2.83)	3.37
Total from investment operations	$1.25	$3.60	$1.74	$(2.45)	$3.72
Less distributions declared to shareholders
From net investment income	$(0.56)	$(0.53)	$(0.52)	$(0.33)	$(0.40)
From net realized gain	(1.17)	(0.73)	(0.65)	(1.49)	(1.05)
Total distributions declared to shareholders	$(1.73)	$(1.26)	$(1.17)	$(1.82)	$(1.45)
Net asset value, end of period (x)	$20.20	$20.68	$18.34	$17.77	$22.04
Total return (%) (r)(s)(t)(x)	6.75	20.37	9.78	(12.32)	19.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.39	0.40	0.39	0.39	0.39
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	2.71	2.70	2.51	1.85	1.65
Portfolio turnover rate	41	53	43	88	112
Net assets at end of period (000 omitted)	$1,265,662	$1,251,507	$1,004,631	$902,020	$1,023,815

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Total Return Fund
Notes to Financial Statements
(1) Business and Organization
MFS Total Return Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and

MFS Total Return Fund
Notes to Financial Statements  - continued
procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,386,917,231	$—	$—	$4,386,917,231
United Kingdom	—	93,330,899	—	93,330,899
Canada	50,984,293	—	—	50,984,293
Germany	—	43,392,727	—	43,392,727
Switzerland	—	41,266,476	—	41,266,476
South Korea	23,810,911	—	—	23,810,911
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	803,556,820	—	803,556,820
Non - U.S. Sovereign Debt	—	2,477,894	—	2,477,894
Municipal Bonds	—	28,486,957	—	28,486,957
U.S. Corporate Bonds	—	657,972,758	—	657,972,758
Residential Mortgage-Backed Securities	—	828,494,573	—	828,494,573
Commercial Mortgage-Backed Securities	—	114,667,761	—	114,667,761
Asset-Backed Securities (including CDOs)	—	333,199,881	—	333,199,881
Foreign Bonds	—	291,085,506	—	291,085,506
Investment Companies	114,233,354	—	—	114,233,354
Total	$4,575,945,789	$3,237,932,252	$—	$7,813,878,041

Other Financial Instruments
Futures Contracts – Assets	$1,682,143	$—	$—	$1,682,143
Futures Contracts – Liabilities	(19,786)	—	—	(19,786)
For further information regarding security characteristics, see the Portfolio of Investments.

MFS Total Return Fund
Notes to Financial Statements  - continued
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at September 30, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$1,682,143	$(19,786)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended September 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(11,692,920)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended September 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$1,478,872
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit

MFS Total Return Fund
Notes to Financial Statements  - continued
support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

MFS Total Return Fund
Notes to Financial Statements  - continued
Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended September 30, 2025, is shown as a reduction of total expenses in the Statement of Operations.

MFS Total Return Fund
Notes to Financial Statements  - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 9/30/25	Year ended 9/30/24
Ordinary income (including any short-term capital gains)	$209,991,624	$192,003,985
Long-term capital gains	443,279,069	290,004,631
Total distributions	$653,270,693	$482,008,616
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/25
Cost of investments	$6,271,969,275
Gross appreciation	1,840,318,621
Gross depreciation	(296,747,498)
Net unrealized appreciation (depreciation)	$1,543,571,123
Undistributed ordinary income	32,358,429
Undistributed long-term capital gain	411,498,950
Other temporary differences	(17,848,994)
Total distributable earnings (loss)	$1,969,579,508
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

MFS Total Return Fund
Notes to Financial Statements  - continued
	Year ended 9/30/25	Year ended 9/30/24
Class A	$416,876,995	$303,922,420
Class B	1,283,131	1,612,208
Class C	14,941,487	13,918,329
Class I	83,946,604	61,075,386
Class R1	512,722	347,857
Class R2	5,935,812	4,746,339
Class R3	17,996,493	13,538,670
Class R4	6,312,465	12,328,100
Class R6	105,464,984	70,519,307
Total	$653,270,693	$482,008,616
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $6.3 billion	0.35%
In excess of $6.3 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%
The management fee incurred for the year ended September 30, 2025 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $206,012 for the year ended September 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$12,492,612
Class B	0.75%	0.25%	1.00%	1.00%	142,723
Class C	0.75%	0.25%	1.00%	1.00%	1,872,431
Class R1	0.75%	0.25%	1.00%	1.00%	67,741
Class R2	0.25%	0.25%	0.50%	0.50%	367,783
Class R3	—	0.25%	0.25%	0.25%	540,062
Total Distribution and Service Fees					$15,483,352
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended September 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended September 30, 2025, this rebate amounted to $15,762, $39, and $283 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.

MFS Total Return Fund
Notes to Financial Statements  - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended September 30, 2025, were as follows:
Amount
Class A	$125,641
Class B	1,087
Class C	11,982
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended September 30, 2025, the fee was $1,319,422, which equated to 0.0170% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended September 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $5,286,940.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended September 30, 2025 was equivalent to an annual effective rate of 0.0074% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class B	6	$120
8/19/2024	Redemption	Class I	4	80
8/19/2024	Redemption	Class R2	3	71
8/19/2024	Redemption	Class R4	5	95
During the year ended September 30, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $6,347,263.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended September 30, 2025, this reimbursement amounted to $43,121, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended September 30, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$1,926,868,444	$1,974,625,770
Non-U.S. Government securities	1,238,667,162	1,808,907,116

MFS Total Return Fund
Notes to Financial Statements  - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 9/30/25		Year ended 9/30/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	22,885,764	$450,048,551	27,651,525	$535,250,123
Class B	5,051	98,660	9,030	175,345
Class C	841,844	16,779,424	1,058,741	20,662,654
Class I	7,077,051	139,170,501	6,670,942	129,632,032
Class R1	30,257	587,456	31,624	619,338
Class R2	654,396	12,926,372	622,669	12,114,030
Class R3	1,181,558	23,207,386	1,489,886	28,816,646
Class R4	854,601	16,623,944	971,500	18,741,365
Class R6	12,268,617	240,717,920	13,929,808	272,216,759
	45,799,139	$900,160,214	52,435,725	$1,018,228,292
Shares issued to shareholders in reinvestment of distributions
Class A	20,826,584	$397,313,235	15,084,946	$289,017,364
Class B	67,316	1,282,870	83,440	1,596,761
Class C	744,939	14,316,412	690,755	13,322,766
Class I	3,805,788	72,614,109	2,746,732	52,631,943
Class R1	27,009	512,722	18,219	347,857
Class R2	307,806	5,895,317	245,035	4,711,323
Class R3	942,312	17,996,493	705,973	13,538,670
Class R4	280,802	5,368,874	594,945	11,352,855
Class R6	5,209,896	99,504,266	3,460,976	66,406,995
	32,212,452	$614,804,298	23,631,021	$452,926,534
Shares reacquired
Class A	(45,928,337)	$(900,997,723)	(46,124,967)	$(892,491,209)
Class B	(602,592)	(11,814,875)	(890,969)	(17,348,841)
Class C	(4,366,567)	(86,781,288)	(5,558,310)	(108,935,391)
Class I	(13,720,828)	(268,434,231)	(10,918,626)	(209,962,216)
Class R1	(60,710)	(1,190,901)	(49,741)	(970,862)
Class R2	(1,144,762)	(22,594,595)	(1,359,171)	(26,406,296)
Class R3	(2,322,165)	(45,631,755)	(2,587,734)	(50,368,148)
Class R4	(1,329,829)	(26,271,617)	(9,471,648)	(183,176,106)
Class R6	(15,357,636)	(300,610,357)	(11,656,628)	(225,169,138)
	(84,833,426)	$(1,664,327,342)	(88,617,794)	$(1,714,828,207)
Net change
Class A	(2,215,989)	$(53,635,937)	(3,388,496)	$(68,223,722)
Class B	(530,225)	(10,433,345)	(798,499)	(15,576,735)
Class C	(2,779,784)	(55,685,452)	(3,808,814)	(74,949,971)
Class I	(2,837,989)	(56,649,621)	(1,500,952)	(27,698,241)
Class R1	(3,444)	(90,723)	102	(3,667)
Class R2	(182,560)	(3,772,906)	(491,467)	(9,580,943)
Class R3	(198,295)	(4,427,876)	(391,875)	(8,012,832)
Class R4	(194,426)	(4,278,799)	(7,905,203)	(153,081,886)
Class R6	2,120,877	39,611,829	5,734,156	113,454,616
	(6,821,835)	$(149,362,830)	(12,551,048)	$(243,673,381)

MFS Total Return Fund
Notes to Financial Statements  - continued
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended September 30, 2025, the fund’s commitment fee and interest expense were $37,123 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended September 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$114,364,459	$1,333,093,432	$1,333,218,166	$15,884	$(22,255)	$114,233,354

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,028,994	$—

MFS Total Return Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust V and the Shareholders of MFS Total Return Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Total Return Fund (the “Fund”), including the portfolio of investments, as of September 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 13, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.

MFS Total Return Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $524,687,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 43.41% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Total Return Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Total Return Fund
Board Review of Investment Advisory Agreement
MFS Total Return Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 5th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Total Return Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $6.3 billion and $10 billion.  The Trustees concluded that the breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.

MFS International New Discovery Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International New Discovery Fund
Portfolio of Investments − 9/30/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 95.8%
Aerospace & Defense – 1.4%
Babcock International Group PLC	1,193,344	$21,345,547
LISI Group	331,747	18,051,943
Melrose Industries PLC	333,801	2,750,279
MTU Aero Engines Holding AG	47,509	21,803,597
Singapore Technologies Engineering Ltd.	5,063,400	33,796,561
		$97,747,927
Airlines – 0.6%
Enav S.p.A.	5,388,694	$27,439,416
Mainfreight Ltd.	313,050	11,415,767
		$38,855,183
Alcoholic Beverages – 0.8%
Carlsberg Group	203,867	$23,689,172
China Resources Beer Holdings Co. Ltd.	8,941,000	31,526,936
		$55,216,108
Apparel Manufacturers – 0.8%
Burberry Group PLC (a)	534,387	$8,434,054
Eclat Textile Co. Ltd.	1,185,000	17,049,101
Shenzhou International Group Holdings Ltd.	3,737,700	29,610,728
		$55,093,883
Automotive – 2.3%
ARB Corp. (l)	377,084	$9,621,356
Daikyonishikawa Corp. (l)	325,221	1,611,975
Hero MotoCorp Ltd.	421,288	25,966,112
Koito Manufacturing Co. Ltd. (l)	1,128,000	17,100,964
Mahindra & Mahindra Ltd.	486,750	18,787,203
Niterra Co. Ltd.	371,900	14,369,521
Opmobility	333,544	5,387,589
Shimano, Inc.	172,300	19,340,569
Stanley Electric Co. Ltd.	464,531	9,388,938
TS Tech Co. Ltd. (l)	833,600	10,487,289
USS Co. Ltd.	2,240,900	25,722,201
		$157,783,717
Biotechnology – 0.1%
Virbac S.A.	18,829	$6,979,573
Broadcasting – 1.6%
4imprint Group PLC	62,149	$2,699,769
Nippon Television Holdings, Inc.	616,600	16,452,673
TBS Holdings, Inc.	539,000	20,476,059
Tencent Music Entertainment Group, ADR	1,973,354	46,058,083
Toho Co. Ltd.	361,000	23,190,317
		$108,876,901
MIOFS-ANN
1

MFS International New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – 2.6%
B3 S.A. - Brasil Bolsa Balcao	8,854,500	$22,293,259
Bolsa Mexicana de Valores S.A. de C.V.	7,525,000	15,725,107
Euronext N.V.	255,198	38,170,978
IG Group Holdings PLC	670,265	9,719,638
IPH Ltd. (l)	9,466,150	22,361,593
JAFCO Group Co. Ltd. (l)	192,800	3,378,579
Omni Bridgeway Ltd. (a)(l)	6,881,070	7,740,447
Partners Group Holding AG	2,001	2,614,332
Rathbones Group PLC	635,198	15,599,112
TMX Group Ltd.	1,034,509	39,575,526
		$177,178,571
Business Services – 8.7%
ALSOK CO, Ltd.	2,783,300	$21,003,907
Amadeus Fire AG	98,620	5,789,240
Amano Corp.	183,120	5,199,451
Auto Trader Group PLC	828,010	8,785,520
Bunzl PLC	809,259	25,533,217
CAR Group Ltd.	641,379	15,609,450
Compass Group PLC	1,083,932	36,867,260
dip Corp. (l)	393,800	6,191,196
Doshisha Co. Ltd.	138,700	2,649,542
Elis S.A.	528,511	15,288,123
Fullcast Holdings Co. Ltd.	654,300	7,857,706
IMCD Group N.V.	119,354	12,331,226
Imdex Ltd.	10,300,420	22,969,205
Intertek Group PLC	395,982	25,313,326
Iwatani Corp. (l)	1,225,200	13,396,547
Johnson Service Group PLC	1,847,531	3,727,117
Karnov Group AB (a)	650,120	7,775,696
Moltiply Group S.p.A	222,833	10,857,109
MONY Group PLC	7,429,832	19,804,899
NS Solutions Corp. (l)	2,027,400	49,463,158
OBIC Co. Ltd.	2,620,300	91,321,136
Pasona Group, Inc. (l)	452,700	6,703,946
Pluxee N.V.	618,669	11,015,600
Rightmove PLC	2,655,368	25,305,554
RS Group PLC	2,579,833	19,795,843
San-Ai Obbli Co. Ltd. (l)	1,919,700	27,169,301
Scout24 AG	269,717	33,756,089
SMS Co. Ltd.	543,100	5,725,347
Sodexo	811,935	51,115,777
TIS, Inc.	534,400	17,648,914
		$605,970,402
Chemicals – 0.6%
Borregaard ASA	620,162	$12,068,226
JCU Corp.	606,100	18,709,446
KH Neochem Co. Ltd.	400,700	7,554,191
		$38,331,863
2

MFS International New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.1%
ARGO GRAPHICS, Inc. (l)	2,981,200	$24,956,727
Douzone Bizon Co. Ltd.	545,142	34,541,266
Iress Ltd.	1,605,427	9,369,584
Kingdee International Software Group Co. Ltd. (a)	6,525,000	14,690,148
PCA Corp. (h)	1,368,600	18,490,468
Temairazu, Inc.	255,700	5,411,915
Totvs S.A.	1,316,800	11,363,732
Wisetech Global Ltd.	507,620	30,314,267
		$149,138,107
Computer Software - Systems – 2.7%
Alten S.A.	26,984	$2,221,037
Amadeus IT Group S.A.	408,051	32,295,922
DTS Corp.	3,066,000	27,159,347
E Ink Holdings, Inc.	2,163,000	17,068,098
Elecom Co. Ltd.	831,800	10,383,087
EPAM Systems, Inc. (a)	86,900	13,103,651
Kardex Holding AG	89,756	35,130,951
Pole To Win Holdings, Inc.	1,669,900	3,974,743
Venture Corp. Ltd.	4,320,700	46,692,165
		$188,029,001
Conglomerates – 0.0%
Koc Holding A.S.	372,259	$1,548,048
Construction – 3.5%
Bellway PLC	417,867	$13,791,218
Breedon Group PLC	9,924,792	47,945,487
Forterra PLC (h)	12,731,491	32,053,474
Grupo Cementos de Chihuahua S.A.B. de C.V.	957,381	9,067,504
James Hardie Industries PLC, GDR (a)	955,646	17,756,415
Kingspan Group PLC	34,339	2,891,124
Marshalls PLC	526,082	1,279,210
PT Indocement Tunggal Prakarsa Tbk	25,459,900	9,968,548
Reliance Worldwide Corp.	4,972,606	13,457,627
Rinnai Corp.	263,900	6,256,439
Sika AG	56,763	12,721,016
Techtronic Industries Co. Ltd.	4,262,000	54,521,309
Zhejiang Supor Co. Ltd., “A”	2,757,379	18,496,280
		$240,205,651
Consumer Products – 1.1%
Dabur India Ltd.	6,851,402	$37,911,265
Essity AB	903,161	23,620,616
Kobayashi Pharmaceutical Co. Ltd.	114,000	4,138,026
Lion Corp.	652,000	6,809,440
Mitsubishi Pencil Co. Ltd.	84,900	1,243,489
PZ Cussons PLC	366,566	399,325
		$74,122,161
3

MFS International New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 0.9%
Asante, Inc. (l)	166,500	$1,854,316
Heian Ceremony Service Co.	356,067	2,359,574
Meitec Group Holdings, Inc. (l)	1,091,500	23,559,306
Park24 Co. Ltd. (l)	575,300	7,352,450
Trip.com Group Ltd.	285,331	21,852,784
WEB Travel Group Ltd. (a)	3,358,055	8,776,999
		$65,755,429
Containers – 1.8%
CCL Industries, Inc.	236,624	$13,336,773
Elopak ASA	559,455	2,585,553
Huhtamaki Oyj	642,965	22,253,658
Mayr-Melnhof Karton AG	130,926	12,158,751
Toyo Seikan Group Holdings Ltd. (l)	273,500	6,241,759
Verallia (l)	433,222	12,003,533
Vidrala S.A.	186,819	19,740,136
Viscofan S.A.	420,423	28,721,354
Winpak Ltd.	320,683	9,396,747
		$126,438,264
Electrical Equipment – 2.6%
Advantech Co. Ltd.	929,843	$9,732,263
Cembre S.p.A.	530,945	33,910,565
Halma PLC	623,018	28,907,443
Legrand S.A.	351,918	58,703,893
LS Electric Co. Ltd.	124,389	25,222,672
Sagami Rubber Industries Co. Ltd.	259,000	1,637,523
TAKUMA Co. Ltd. (l)	948,000	14,384,907
Voltronic Power Technology Corp.	301,659	9,175,074
		$181,674,340
Electronics – 5.1%
ASM International N.V.	24,173	$14,530,672
ASMPT Ltd.	5,465,000	57,620,937
Chroma Ate, Inc.	2,509,000	47,664,250
Fukui Computer Holdings, Inc.	200,700	4,532,833
Globalwafers Co. Ltd.	1,913,000	29,280,612
INTER ACTION Corp. (l)	457,600	4,632,161
Largan Precision Co. Ltd.	153,000	11,797,034
Samsung Electro-Mechanics Co. Ltd.	297,260	40,996,265
Silergy Corp.	2,371,000	20,070,805
Silicon Motion Technology Corp., ADR	555,496	52,666,576
Tripod Technology Corp.	4,903,000	48,341,476
VAT Group AG	12,116	4,821,343
Zuken, Inc.	547,200	18,149,346
		$355,104,310
Energy - Independent – 0.6%
PT United Tractors Tbk	14,569,700	$23,408,564
Santos Ltd.	3,964,948	17,656,869
		$41,065,433
4

MFS International New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 1.0%
Capricorn Energy PLC (a)	140,694	$383,169
Galp Energia SGPS S.A., “B”	1,855,093	35,175,172
Petronet LNG Ltd.	10,130,695	31,810,762
		$67,369,103
Engineering - Construction – 1.2%
Comsys Holdings Corp.	157,400	$3,928,481
Doosan Bobcat, Inc.	436,046	17,248,532
JGC Holdings Corp.	2,493,600	25,461,243
Prologis Property Mexico S.A. de C.V., REIT	1,168,538	4,784,284
Technip Energies N.V.	713,805	33,588,754
		$85,011,294
Entertainment – 0.8%
CTS Eventim AG	457,940	$44,839,548
Toei Co. Ltd.	312,100	11,354,079
		$56,193,627
Food & Beverages – 6.0%
ARIAKE JAPAN Co. Ltd.	835,700	$33,623,525
AVI Ltd.	5,947,887	34,068,615
Bakkafrost P/f	613,520	28,119,910
Cranswick PLC	775,968	52,388,688
Ezaki Glico Co. Ltd.	327,400	11,208,887
Gruma S.A.B. de C.V.	1,803,731	33,485,269
Kato Sangyo Co. Ltd. (l)	696,300	27,449,904
Kerry Group PLC	193,012	17,391,990
Morinaga & Co. Ltd.	1,137,700	20,152,180
Orion Corp.	475,095	35,080,604
S Foods, Inc.	822,800	15,116,798
Shenguan Holdings Group Ltd.	12,955,505	482,796
T. Hasegawa Co. Ltd. (h)(l)	2,480,800	48,899,699
Tate & Lyle PLC	393,928	2,381,953
Tingyi (Cayman Islands) Holdings Corp.	13,920,000	18,638,824
Toyo Suisan Kaisha Ltd.	280,200	20,036,616
Universal Robina Corp.	14,208,680	17,309,200
		$415,835,458
Food & Drug Stores – 1.8%
BIM Birlesik Magazalar A.S.	962,590	$12,525,147
Cosmos Pharmaceutical Corp.	130,000	7,595,091
DFI Retail Group Holdings Ltd.	6,240,009	20,342,429
Jeronimo Martins, SGPS S.A.	502,035	12,230,046
JM Holdings Co. Ltd.	248,200	5,118,910
Nahdi Medical Co.	201,238	6,385,612
Paltac Corp.	453,300	14,195,032
SAN-A Co. Ltd.	171,600	3,231,606
Spencer's Retail Ltd. (a)	709,919	445,515
Sugi Holdings Co. Ltd.	1,023,200	24,672,760
Sundrug Co. Ltd.	570,300	16,725,098
		$123,467,246
5

MFS International New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Forest & Paper Products – 0.2%
Sakata Seed Corp.	177,400	$4,372,472
Suzano S.A.	927,500	8,695,993
		$13,068,465
Furniture & Appliances – 1.1%
De'Longhi S.p.A.	290,663	$10,503,764
Howden Joinery Group PLC	2,043,462	23,385,272
Paramount Bed Holdings Co. Ltd.	1,441,800	35,390,567
SEB S.A. (l)	115,489	8,467,587
		$77,747,190
Gaming & Lodging – 1.3%
Flutter Entertainment PLC (a)	86,326	$21,926,804
Galaxy Entertainment Group Ltd.	2,247,000	12,381,390
Sands China Ltd.	14,307,600	39,896,802
Shangri-La Asia Ltd.	29,382,000	17,179,255
		$91,384,251
General Merchandise – 1.9%
B&M European Value Retail S.A.	3,544,676	$12,505,458
Dollarama, Inc.	819,592	108,089,327
Seria Co. Ltd.	470,400	9,876,539
		$130,471,324
Insurance – 2.9%
Admiral Group PLC	222,438	$10,056,949
AUB Group Ltd.	2,423,191	52,480,116
Hiscox Ltd.	1,821,776	33,541,959
Samsung Fire & Marine Insurance Co. Ltd.	128,200	41,254,624
Steadfast Group Ltd.	10,415,059	40,867,452
Unipol Gruppo S.p.A.	1,237,561	26,584,190
		$204,785,290
Interactive Media Services – 0.4%
Digital Garage, Inc. (l)	460,800	$11,264,104
Kakaku.com, Inc.	823,000	14,129,878
		$25,393,982
Leisure & Toys – 0.4%
Kawai Musical Instruments Manufacturing Co. Ltd.	117,200	$2,044,670
Thule Group AB (l)	350,728	8,670,137
VTech Holdings Ltd.	1,736,465	13,990,883
		$24,705,690
Machinery & Tools – 5.0%
AirTAC International Group	902,000	$22,285,124
Azbil Corp.	2,469,700	23,438,645
Carel Industries S.p.A. (l)	119,949	3,162,902
DAIFUKU Co. Ltd.	248,600	7,973,153
Finning International, Inc.	382,880	17,786,299
Fuji Seal International, Inc.	1,373,500	26,460,435
Fujitec Co. Ltd. (l)	424,600	16,213,383
Galilei Co. Ltd.	1,098,300	28,147,256
6

MFS International New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
GEA Group AG	935,035	$69,077,235
Haitian International Holdings Ltd.	8,326,000	22,938,909
Interpump Group S.p.A.	57,994	2,675,812
METAWATER Co. Ltd.	851,700	17,479,186
MISUMI Group, Inc.	221,000	3,446,844
MonotaRO Co. Ltd.	542,800	7,913,425
Nabtesco Corp.	712,800	16,142,051
Nissei ASB Machine Co. Ltd.	107,800	5,233,824
Obara Group, Inc. (l)	125,700	3,633,685
Rational AG	3,138	2,391,026
Rotork PLC	2,305,694	10,574,629
SGH Ltd.	954,411	31,532,481
Spirax Group PLC	121,356	11,195,219
		$349,701,523
Major Banks – 1.6%
Banco Bradesco S.A., ADR	9,071,097	$30,660,308
Bank of Ireland Group PLC	1,307,682	21,646,753
BPER Banca S.p.A.	2,416,239	26,848,077
Kyoto Financial Group, Inc. (l)	1,633,600	34,752,041
		$113,907,179
Medical & Health Technology & Services – 1.8%
Amplifon S.p.A. (l)	67,956	$1,110,635
ARATA Corp.	290,400	6,097,251
AS ONE Corp.	2,562,500	42,539,389
BML, Inc. (l)	864,200	21,592,582
DKSH Holding Ltd.	47,911	3,256,928
Guangzhou KingMed Diagnostics Group Co. Ltd., “A”	1,180,100	4,917,049
Hangzhou Tigermed Consulting Co. Ltd.	3,439,300	20,224,027
Hapvida Participacoes e Investimentos S.A. (a)	796,460	5,364,853
ICON PLC (a)	24,253	4,244,275
Medipal Holdings Corp.	708,400	12,207,847
Ryman Healthcare Ltd. (a)	3,194,641	4,796,921
		$126,351,757
Medical Equipment – 2.6%
ConvaTec Group PLC	10,199,272	$31,857,351
Demant A.S. (a)	210,127	7,277,383
Eiken Chemical Co. Ltd. (l)	588,600	9,528,406
Fukuda Denshi Co. Ltd.	561,000	25,568,110
Gerresheimer AG	292,165	12,088,715
Nakanishi, Inc.	1,067,100	14,777,840
Shimadzu Corp.	611,200	15,436,535
Smith & Nephew PLC	2,136,261	38,427,143
Sonova Holding AG	76,012	20,827,538
Tecan Group AG	14,326	2,585,368
		$178,374,389
Metals & Mining – 0.1%
Iluka Resources Ltd.	2,378,740	$9,963,498
7

MFS International New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 1.2%
China Resources Gas Group Ltd.	5,685,600	$14,495,378
DCC PLC	169,869	10,961,190
Italgas S.p.A.	6,519,639	59,972,084
		$85,428,652
Natural Gas - Pipeline – 0.4%
APA Group	4,665,566	$27,414,381
Network & Telecom – 0.2%
NOHMI BOSAI Ltd.	663,400	$16,889,482
Oil Services – 1.2%
ADNOC Drilling Co. PJSC	8,199,558	$12,568,169
Samsung Engineering Co. Ltd.	1,881,302	35,935,208
TechnipFMC PLC	423,664	16,713,545
Tenaris S.A., ADR (l)	548,276	19,611,832
		$84,828,754
Other Banks & Diversified Financials – 5.3%
AEON Thana Sinsap Public Co. Ltd.	2,636,800	$9,479,624
Allfunds Group PLC	976,823	7,304,330
Banco Comercial Portugues S.A.	10,924,759	9,690,897
Banco Santander Chile S.A.	78,978,943	5,231,144
Bank of Cyprus Holdings PLC	349,912	3,311,162
Credicorp Ltd.	90,739	24,161,981
E.Sun Financial Holding Co. Ltd.	13,089,267	14,322,694
Federal Bank Ltd.	19,830,446	43,089,783
FinecoBank S.p.A.	1,201,997	26,038,284
GMO Payment Gateway, Inc. (l)	743,200	41,696,794
Hachijuni Bank Ltd. (l)	3,177,500	33,217,804
Julius Baer Group Ltd.	227,838	15,846,809
Komercni Banka A.S.	382,512	19,198,222
Metropolitan Bank & Trust Co.	28,002,617	32,717,834
Saudi Awwal Bank	3,222,976	27,570,015
Shizuoka Financial Group, Inc. (l)	2,661,300	36,558,346
Shriram Finance Ltd.	1,987,797	13,793,208
Zenkoku Hosho Co. Ltd. (l)	352,800	8,006,199
		$371,235,130
Pharmaceuticals – 1.3%
Daito Pharmaceutical Co. Ltd.	1,362,180	$11,329,624
Ipca Laboratories Ltd.	2,383,009	35,937,538
Kalbe Farma Tbk PT	231,111,800	15,670,947
Santen Pharmaceutical Co. Ltd. (l)	1,513,700	16,781,358
Suzuken Co. Ltd./Aichi Japan	239,100	9,404,907
		$89,124,374
Pollution Control – 0.8%
ALS Ltd.	1,684,267	$22,200,431
Daiseki Co. Ltd. (l)	1,550,540	35,857,909
		$58,058,340
8

MFS International New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Precious Metals & Minerals – 2.0%
Agnico Eagle Mines Ltd.	726,449	$122,353,701
Northern Star Resources Ltd. Co.	1,112,661	17,471,160
		$139,824,861
Printing & Publishing – 0.1%
Wolters Kluwer N.V.	60,293	$8,221,910
Railroad & Shipping – 0.7%
Kamigumi Co. Ltd.	504,600	$15,327,201
Keisei Electric Railway Co. Ltd. (l)	1,795,600	16,652,571
Sankyu, Inc.	296,000	16,212,598
		$48,192,370
Real Estate – 3.9%
Aldar Properties PJSC	5,570,923	$14,378,337
Big Yellow Group PLC, REIT	1,058,208	13,833,348
CapitaLand India Trusts REIT	23,480,959	21,843,599
CapitaLand Investment Ltd.	17,005,400	35,462,247
City Developments Ltd.	2,844,300	15,258,387
Embassy Office Parks REIT	3,893,020	18,499,888
LEG Immobilien SE	558,914	44,424,265
Midland Holdings Ltd. (a)(h)	42,305,000	10,872,596
Rural Funds Group, REIT (l)	11,073,567	14,105,205
Shaftesbury Capital PLC, REIT	5,677,164	10,861,136
Swire Properties Ltd.	12,308,000	35,016,817
TAG Immobilien AG	264,391	4,571,078
Unite Group PLC, REIT	3,162,686	30,582,639
		$269,709,542
Restaurants – 0.7%
Cafe de Coral Holdings Ltd.	15,790,000	$13,107,692
Domino's Pizza Enterprises Ltd. (l)	462,104	4,121,836
Greggs PLC	1,375,512	29,672,814
		$46,902,342
Specialty Chemicals – 3.0%
Air Water, Inc.	766,300	$13,187,500
Croda International PLC	715,418	26,149,100
Essentra PLC	12,516,134	18,112,253
Japan Pure Chemical Co. Ltd. (l)	40,800	852,500
Kureha Corp. (l)	402,100	10,386,598
Nihon Parkerizing Co. Ltd.	1,026,800	9,505,286
Nitto Denko Corp. (l)	362,000	8,609,081
NOF Corp.	939,200	16,429,729
SK KAKEN Co. Ltd.	577,700	34,845,211
Symrise AG	784,033	68,324,368
Taisei Lamick GroupTaisei Lamick Group Head Quarter (l)	215,000	3,934,070
		$210,335,696
Specialty Stores – 1.8%
ABC-Mart, Inc.	1,225,500	$24,309,458
Just Eat Takeaway.com (a)	495,957	11,759,303
Kitanotatsujin Corp. (l)	1,108,000	1,108,862
9

MFS International New Discovery Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Multiplan Empreendimentos Imobiliarios S.A.	3,658,595	$19,990,031
Nishimatsuya Chain Co. Ltd. (l)	1,287,600	18,623,771
Shimamura Co. Ltd.	254,400	17,011,608
ZOZO, Inc. (l)	3,180,300	29,247,104
		$122,050,137
Telecom - Infrastructure – 1.3%
Cellnex Telecom S.A.	1,665,002	$57,729,876
Infrastrutture Wireless Italiane S.p.A.	3,005,921	35,326,306
		$93,056,182
Telecom Services – 0.6%
Etihad Etisalat Co.	1,123,190	$20,231,317
Hellenic Telecommunications Organization S.A.	852,496	16,134,072
NOS, SGPS S.A.	677,348	3,098,716
		$39,464,105
Trucking – 0.7%
Freightways Group Ltd.	1,776,854	$14,112,796
Hamakyorex Co. Ltd. (l)	449,600	4,770,074
Seino Holdings Co. Ltd. (l)	917,200	13,520,614
SG Holdings Co. Ltd. (l)	1,021,200	10,558,304
Yamato Holdings Co. Ltd.	523,100	8,369,034
		$51,330,822
Utilities - Electric Power – 0.6%
CESC Ltd.	22,361,104	$40,786,482
Total Common Stocks (Identified Cost, $5,131,621,485)		$6,661,699,700
Mutual Funds (h) – 3.9%
Money Market Funds – 3.9%
MFS Institutional Money Market Portfolio, 4.19% (v) (Identified Cost, $270,574,762)	270,574,579	$270,601,637
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.09% (j) (Identified Cost, $9,908,746)	9,908,746	$9,908,746
Other Assets, Less Liabilities – 0.1%		8,976,399
Net Assets – 100.0%		$6,951,186,482

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $380,917,874 and
$6,561,292,209, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

10

MFS International New Discovery Fund
Portfolio of Investments – continued

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
11

MFS International New Discovery Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 9/30/25 Assets
Investments in unaffiliated issuers, at value, including $233,276,364 of securities on loan (identified cost, $5,027,117,229)	$6,561,292,209
Investments in affiliated issuers, at value (identified cost, $384,987,764)	380,917,874
Cash	72,100
Receivables for
Investments sold	2,768,185
Fund shares sold	1,335,483
Interest and dividends	36,627,704
Other assets	1,455
Total assets	$6,983,015,010
Liabilities
Payable to custodian	$56,033
Payables for
Investments purchased	6,233,728
Fund shares reacquired	2,901,908
Collateral for securities loaned, at value (c)	9,908,746
Payable to affiliates
Investment adviser	322,175
Administrative services fee	3,003
Shareholder servicing costs	388,170
Distribution and service fees	7,948
Payable for independent Trustees' compensation	22,415
Deferred foreign capital gains tax expense payable	11,195,361
Accrued expenses and other liabilities	789,041
Total liabilities	$31,828,528
Net assets	$6,951,186,482
Net assets consist of
Paid-in capital	$5,319,316,749
Total distributable earnings (loss)	1,631,869,733
Net assets	$6,951,186,482
Shares of beneficial interest outstanding	198,938,841

(c)	Non-cash collateral is not included.

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$486,855,193	14,482,699	$33.62
Class B	307,868	9,577	32.15
Class C	4,364,840	140,164	31.14
Class I	433,179,837	12,356,651	35.06
Class R1	1,345,519	45,251	29.73
Class R2	14,536,533	450,211	32.29
Class R3	58,271,079	1,753,509	33.23
Class R4	73,819,781	2,196,508	33.61
Class R6	5,878,505,832	167,504,271	35.09

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $35.67 [100 / 94.25 x $33.62]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
12

MFS International New Discovery Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 9/30/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$179,981,206
Dividends from affiliated issuers	10,025,448
Income on securities loaned	528,166
Other	2,254
Foreign taxes withheld	(14,528,674)
Total investment income	$176,008,400
Expenses
Management fee	$54,583,111
Distribution and service fees	1,515,249
Shareholder servicing costs	1,542,950
Administrative services fee	575,137
Independent Trustees' compensation	128,282
Custodian fee	1,615,517
Shareholder communications	155,176
Audit and tax fees	93,136
Legal fees	32,991
Miscellaneous	546,908
Total expenses	$60,788,457
Fees paid indirectly	(9,608)
Reduction of expenses by investment adviser and distributor	(871,567)
Net expenses	$59,907,282
Net investment income (loss)	$116,101,118
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $3,853,104 foreign capital gains tax)	$116,060,649
Affiliated issuers	(2,034,094)
Foreign currency	354,138
Net realized gain (loss)	$114,380,693
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $11,391,967 decrease in deferred foreign capital gains tax)	$130,732,151
Affiliated issuers	1,360,700
Translation of assets and liabilities in foreign currencies	350,710
Net unrealized gain (loss)	$132,443,561
Net realized and unrealized gain (loss)	$246,824,254
Change in net assets from operations	$362,925,372
See Notes to Financial Statements
13

MFS International New Discovery Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	9/30/25	9/30/24
Change in net assets
From operations
Net investment income (loss)	$116,101,118	$112,316,575
Net realized gain (loss)	114,380,693	283,364,442
Net unrealized gain (loss)	132,443,561	954,604,480
Change in net assets from operations	$362,925,372	$1,350,285,497
Total distributions to shareholders	$(424,410,131)	$(261,403,372)
Change in net assets from fund share transactions	$392,324,625	$(503,821,486)
Total change in net assets	$330,839,866	$585,060,639
Net assets
At beginning of period	6,620,346,616	6,035,285,977
At end of period	$6,951,186,482	$6,620,346,616
See Notes to Financial Statements
14

MFS International New Discovery Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$34.12	$28.79	$25.99	$38.59	$33.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.45	$0.44	$0.40	$0.27	$0.27
Net realized and unrealized gain (loss)	1.25	6.09	3.98	(11.06)	5.80
Total from investment operations	$1.70	$6.53	$4.38	$(10.79)	$6.07
Less distributions declared to shareholders
From net investment income	$(0.68)	$(0.50)	$(0.14)	$(0.37)	$(0.03)
From net realized gain	(1.52)	(0.70)	(1.44)	(1.44)	(1.36)
Total distributions declared to shareholders	$(2.20)	$(1.20)	$(1.58)	$(1.81)	$(1.39)
Net asset value, end of period (x)	$33.62	$34.12	$28.79	$25.99	$38.59
Total return (%) (r)(s)(t)(x)	5.84	23.31	17.04	(29.31)	18.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	1.31	1.33	1.30	1.28
Expenses after expense reductions (f)	1.28	1.29	1.31	1.28	1.27
Net investment income (loss)	1.44	1.45	1.37	0.84	0.73
Portfolio turnover rate	17	15	9	12	11
Net assets at end of period (000 omitted)	$486,855	$598,589	$556,514	$546,845	$885,605

Class B	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$32.62	$27.42	$24.87	$36.95	$32.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.14	$0.14	$0.00 (w)	$(0.04)
Net realized and unrealized gain (loss)	1.26	5.89	3.85	(10.59)	5.62
Total from investment operations	$1.40	$6.03	$3.99	$(10.59)	$5.58
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.13)	$—	$(0.05)	$—
From net realized gain	(1.52)	(0.70)	(1.44)	(1.44)	(1.36)
Total distributions declared to shareholders	$(1.87)	$(0.83)	$(1.44)	$(1.49)	$(1.36)
Net asset value, end of period (x)	$32.15	$32.62	$27.42	$24.87	$36.95
Total return (%) (r)(s)(t)(x)	5.02	22.42	16.17	(29.85)	17.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.04	2.06	2.07	2.05	2.03
Expenses after expense reductions (f)	2.03	2.05	2.06	2.03	2.02
Net investment income (loss)	0.47	0.49	0.50	0.01	(0.11)
Portfolio turnover rate	17	15	9	12	11
Net assets at end of period (000 omitted)	$308	$748	$1,414	$2,151	$5,180

See Notes to Financial Statements
15

MFS International New Discovery Fund
Financial Highlights - continued
Class C	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$31.76	$26.81	$24.35	$36.17	$32.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.16	$0.15	$0.01	$(0.05)
Net realized and unrealized gain (loss)	1.19	5.72	3.75	(10.38)	5.52
Total from investment operations	$1.35	$5.88	$3.90	$(10.37)	$5.47
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.23)	$—	$(0.01)	$—
From net realized gain	(1.52)	(0.70)	(1.44)	(1.44)	(1.36)
Total distributions declared to shareholders	$(1.97)	$(0.93)	$(1.44)	$(1.45)	$(1.36)
Net asset value, end of period (x)	$31.14	$31.76	$26.81	$24.35	$36.17
Total return (%) (r)(s)(t)(x)	5.01	22.42	16.15	(29.84)	17.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.04	2.06	2.07	2.05	2.03
Expenses after expense reductions (f)	2.03	2.04	2.06	2.03	2.02
Net investment income (loss)	0.56	0.58	0.54	0.03	(0.14)
Portfolio turnover rate	17	15	9	12	11
Net assets at end of period (000 omitted)	$4,365	$7,725	$10,656	$14,755	$30,413

Class I	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$35.46	$29.87	$26.92	$39.91	$35.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.53	$0.53	$0.48	$0.37	$0.35
Net realized and unrealized gain (loss)	1.33	6.34	4.13	(11.44)	6.02
Total from investment operations	$1.86	$6.87	$4.61	$(11.07)	$6.37
Less distributions declared to shareholders
From net investment income	$(0.74)	$(0.58)	$(0.22)	$(0.48)	$(0.12)
From net realized gain	(1.52)	(0.70)	(1.44)	(1.44)	(1.36)
Total distributions declared to shareholders	$(2.26)	$(1.28)	$(1.66)	$(1.92)	$(1.48)
Net asset value, end of period (x)	$35.06	$35.46	$29.87	$26.92	$39.91
Total return (%) (r)(s)(t)(x)	6.10	23.64	17.31	(29.13)	18.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	1.06	1.08	1.05	1.03
Expenses after expense reductions (f)	1.03	1.04	1.06	1.03	1.02
Net investment income (loss)	1.65	1.66	1.58	1.08	0.91
Portfolio turnover rate	17	15	9	12	11
Net assets at end of period (000 omitted)	$433,180	$602,433	$641,010	$734,605	$1,235,625

See Notes to Financial Statements
16

MFS International New Discovery Fund
Financial Highlights - continued
Class R1	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$30.50	$25.87	$23.54	$35.12	$31.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.20	$0.15	$0.03	$(0.02)
Net realized and unrealized gain (loss)	1.06	5.45	3.62	(10.05)	5.34
Total from investment operations	$1.27	$5.65	$3.77	$(10.02)	$5.32
Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.32)	$—	$(0.12)	$—
From net realized gain	(1.52)	(0.70)	(1.44)	(1.44)	(1.36)
Total distributions declared to shareholders	$(2.04)	$(1.02)	$(1.44)	$(1.56)	$(1.36)
Net asset value, end of period (x)	$29.73	$30.50	$25.87	$23.54	$35.12
Total return (%) (r)(s)(t)(x)	5.00	22.42	16.15	(29.84)	17.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.04	2.06	2.08	2.05	2.03
Expenses after expense reductions (f)	2.03	2.04	2.06	2.03	2.02
Net investment income (loss)	0.76	0.74	0.58	0.11	(0.07)
Portfolio turnover rate	17	15	9	12	11
Net assets at end of period (000 omitted)	$1,346	$1,561	$1,278	$1,196	$1,658

Class R2	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$32.89	$27.79	$25.13	$37.36	$32.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.37	$0.35	$0.32	$0.19	$0.15
Net realized and unrealized gain (loss)	1.18	5.88	3.85	(10.71)	5.65
Total from investment operations	$1.55	$6.23	$4.17	$(10.52)	$5.80
Less distributions declared to shareholders
From net investment income	$(0.63)	$(0.43)	$(0.07)	$(0.27)	$—
From net realized gain	(1.52)	(0.70)	(1.44)	(1.44)	(1.36)
Total distributions declared to shareholders	$(2.15)	$(1.13)	$(1.51)	$(1.71)	$(1.36)
Net asset value, end of period (x)	$32.29	$32.89	$27.79	$25.13	$37.36
Total return (%) (r)(s)(t)(x)	5.55	23.03	16.73	(29.48)	17.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	1.56	1.58	1.55	1.53
Expenses after expense reductions (f)	1.53	1.54	1.56	1.53	1.52
Net investment income (loss)	1.24	1.18	1.12	0.60	0.42
Portfolio turnover rate	17	15	9	12	11
Net assets at end of period (000 omitted)	$14,537	$16,073	$15,234	$14,568	$24,443

See Notes to Financial Statements
17

MFS International New Discovery Fund
Financial Highlights - continued
Class R3	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$33.70	$28.44	$25.69	$38.19	$33.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.44	$0.44	$0.40	$0.26	$0.29
Net realized and unrealized gain (loss)	1.24	6.02	3.93	(10.92)	5.72
Total from investment operations	$1.68	$6.46	$4.33	$(10.66)	$6.01
Less distributions declared to shareholders
From net investment income	$(0.63)	$(0.50)	$(0.14)	$(0.40)	$(0.04)
From net realized gain	(1.52)	(0.70)	(1.44)	(1.44)	(1.36)
Total distributions declared to shareholders	$(2.15)	$(1.20)	$(1.58)	$(1.84)	$(1.40)
Net asset value, end of period (x)	$33.23	$33.70	$28.44	$25.69	$38.19
Total return (%) (r)(s)(t)(x)	5.80	23.33	17.05	(29.32)	18.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	1.31	1.33	1.30	1.28
Expenses after expense reductions (f)	1.28	1.29	1.31	1.28	1.27
Net investment income (loss)	1.43	1.44	1.37	0.79	0.78
Portfolio turnover rate	17	15	9	12	11
Net assets at end of period (000 omitted)	$58,271	$109,506	$105,551	$109,712	$201,807

Class R4	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$34.10	$28.78	$25.98	$38.57	$33.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.54	$0.52	$0.47	$0.34	$0.32
Net realized and unrealized gain (loss)	1.23	6.08	3.99	(11.04)	5.84
Total from investment operations	$1.77	$6.60	$4.46	$(10.70)	$6.16
Less distributions declared to shareholders
From net investment income	$(0.74)	$(0.58)	$(0.22)	$(0.45)	$(0.12)
From net realized gain	(1.52)	(0.70)	(1.44)	(1.44)	(1.36)
Total distributions declared to shareholders	$(2.26)	$(1.28)	$(1.66)	$(1.89)	$(1.48)
Net asset value, end of period (x)	$33.61	$34.10	$28.78	$25.98	$38.57
Total return (%) (r)(s)(t)(x)	6.08	23.62	17.38	(29.16)	18.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	1.06	1.08	1.05	1.03
Expenses after expense reductions (f)	1.03	1.04	1.06	1.03	1.02
Net investment income (loss)	1.74	1.70	1.60	1.02	0.85
Portfolio turnover rate	17	15	9	12	11
Net assets at end of period (000 omitted)	$73,820	$84,332	$84,612	$82,390	$182,567

See Notes to Financial Statements
18

MFS International New Discovery Fund
Financial Highlights - continued
Class R6	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$35.50	$29.91	$26.95	$39.97	$35.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.63	$0.59	$0.54	$0.43	$0.42
Net realized and unrealized gain (loss)	1.26	6.33	4.13	(11.48)	6.02
Total from investment operations	$1.89	$6.92	$4.67	$(11.05)	$6.44
Less distributions declared to shareholders
From net investment income	$(0.78)	$(0.63)	$(0.27)	$(0.53)	$(0.17)
From net realized gain	(1.52)	(0.70)	(1.44)	(1.44)	(1.36)
Total distributions declared to shareholders	$(2.30)	$(1.33)	$(1.71)	$(1.97)	$(1.53)
Net asset value, end of period (x)	$35.09	$35.50	$29.91	$26.95	$39.97
Total return (%) (r)(s)(t)(x)	6.19	23.80	17.52	(29.06)	18.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	0.92	0.93	0.91	0.90
Expenses after expense reductions (f)	0.91	0.91	0.92	0.90	0.89
Net investment income (loss)	1.92	1.85	1.79	1.26	1.08
Portfolio turnover rate	17	15	9	12	11
Net assets at end of period (000 omitted)	$5,878,506	$5,199,379	$4,619,017	$4,023,013	$5,635,101

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
19

MFS International New Discovery Fund
Notes to Financial Statements
(1) Business and Organization
MFS International New Discovery Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
20

MFS International New Discovery Fund
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,823,274,353	$—	$—	$1,823,274,353
United Kingdom	494,582,598	222,344,964	—	716,927,562
Australia	395,790,372	—	—	395,790,372
Canada	310,538,373	—	—	310,538,373
Germany	153,003,765	154,061,396	—	307,065,161
Taiwan	299,453,107	—	—	299,453,107
Italy	170,181,660	113,859,316	—	284,040,976
Hong Kong	274,930,110	—	—	274,930,110
India	267,027,756	—	—	267,027,756
Other Countries	1,415,455,793	567,196,137	—	1,982,651,930
Investment Companies	280,510,383	—	—	280,510,383
Total	$5,884,748,270	$1,057,461,813	$—	$6,942,210,083
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and
21

MFS International New Discovery Fund
Notes to Financial Statements  - continued
federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $233,276,364. The fair value of the fund's investment securities on loan and a related liability of $9,908,746 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $236,089,299 held by the custodian or a triparty custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended September 30, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.
22

MFS International New Discovery Fund
Notes to Financial Statements  - continued
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 9/30/25	Year ended 9/30/24
Ordinary income (including any short-term capital gains)	$161,438,506	$121,002,533
Long-term capital gains	262,971,625	140,400,839
Total distributions	$424,410,131	$261,403,372
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/25
Cost of investments	$5,478,661,900
Gross appreciation	2,061,151,156
Gross depreciation	(597,602,973)
Net unrealized appreciation (depreciation)	$1,463,548,183
Undistributed ordinary income	129,666,056
Undistributed long-term capital gain	51,858,531
Other temporary differences	(13,203,037)
Total distributable earnings (loss)	$1,631,869,733
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 9/30/25	Year ended 9/30/24
Class A	$36,884,918	$22,642,807
Class B	33,599	31,987
Class C	435,268	326,404
Class I	36,358,447	26,237,805
Class R1	94,972	51,343
Class R2	1,043,710	610,158
Class R3	4,300,730	4,341,117
Class R4	5,604,694	3,734,442
Class R6	339,653,793	203,427,309
Total	$424,410,131	$261,403,372
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	0.975%
In excess of $500 million and up to $1 billion	0.925%
In excess of $1 billion and up to $3 billion	0.90%
In excess of $3 billion and up to $5 billion	0.85%
In excess of $5 billion and up to $10 billion	0.80%
In excess of $10 billion	0.75%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's
23

MFS International New Discovery Fund
Notes to Financial Statements  - continued
Board of Trustees, but such agreement will continue at least until January 31, 2026. For the year ended September 30, 2025, this management fee reduction amounted to $871,009, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended September 30, 2025 was equivalent to an annual effective rate of 0.86% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $10,917 for the year ended September 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,230,082
Class B	0.75%	0.25%	1.00%	1.00%	4,580
Class C	0.75%	0.25%	1.00%	1.00%	54,764
Class R1	0.75%	0.25%	1.00%	1.00%	13,356
Class R2	0.25%	0.25%	0.50%	0.50%	71,435
Class R3	—	0.25%	0.25%	0.25%	141,032
Total Distribution and Service Fees					$1,515,249
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended September 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended September 30, 2025, this rebate amounted to $470, $1, $72, and $15 for Class A, Class B, Class C, and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended September 30, 2025, were as follows:
Amount
Class A	$457
Class B	196
Class C	154
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended September 30, 2025, the fee was $128,952, which equated to 0.0021% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended September 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,413,998.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended September 30, 2025 was equivalent to an annual effective rate of 0.0092% of the fund's average daily net assets.
24

MFS International New Discovery Fund
Notes to Financial Statements  - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	4	$123
8/19/2024	Redemption	Class R1	4	120
8/19/2024	Redemption	Class R2	3	91
8/19/2024	Redemption	Class R3	4	142
8/19/2024	Redemption	Class R4	2	50
(4) Portfolio Securities
For the year ended September 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $1,011,041,395 and $1,132,468,504, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 9/30/25		Year ended 9/30/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	834,661	$26,006,850	1,108,072	$33,945,909
Class B	6	175	9	251
Class C	6,442	184,797	8,097	230,705
Class I	831,349	26,728,585	1,378,073	42,750,140
Class R1	5,832	158,747	6,386	176,041
Class R2	40,482	1,205,162	48,605	1,421,797
Class R3	549,330	17,126,864	377,903	11,458,148
Class R4	425,187	13,050,244	484,311	14,557,245
Class R6	21,713,319	722,385,515	5,089,092	159,293,861
	24,406,608	$806,846,939	8,500,548	$263,834,097
Shares issued to shareholders in reinvestment of distributions
Class A	1,100,970	$32,764,859	674,654	$20,097,952
Class B	1,173	33,599	1,117	31,987
Class C	15,581	432,221	11,515	321,146
Class I	1,088,450	33,720,164	768,752	23,754,428
Class R1	3,585	94,972	1,917	51,343
Class R2	36,168	1,036,219	21,077	606,392
Class R3	146,184	4,300,730	147,557	4,341,117
Class R4	167,590	4,977,433	112,212	3,333,815
Class R6	10,767,652	333,581,867	6,436,836	198,898,232
	13,327,353	$410,942,064	8,175,637	$251,436,412
25

MFS International New Discovery Fund
Notes to Financial Statements  - continued
	Year ended 9/30/25		Year ended 9/30/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(4,995,286)	$(150,522,710)	(3,570,166)	$(108,789,092)
Class B	(14,541)	(432,490)	(29,756)	(848,050)
Class C	(125,109)	(3,572,838)	(173,795)	(4,927,536)
Class I	(6,551,201)	(206,221,748)	(6,616,282)	(209,984,928)
Class R1	(15,363)	(431,431)	(6,493)	(175,546)
Class R2	(115,166)	(3,375,647)	(129,135)	(3,782,195)
Class R3	(2,191,802)	(69,580,314)	(986,924)	(29,964,421)
Class R4	(869,414)	(26,951,753)	(1,063,703)	(33,008,957)
Class R6	(11,443,987)	(364,375,447)	(19,486,554)	(627,611,270)
	(26,321,869)	$(825,464,378)	(32,062,808)	$(1,019,091,995)
Net change
Class A	(3,059,655)	$(91,751,001)	(1,787,440)	$(54,745,231)
Class B	(13,362)	(398,716)	(28,630)	(815,812)
Class C	(103,086)	(2,955,820)	(154,183)	(4,375,685)
Class I	(4,631,402)	(145,772,999)	(4,469,457)	(143,480,360)
Class R1	(5,946)	(177,712)	1,810	51,838
Class R2	(38,516)	(1,134,266)	(59,453)	(1,754,006)
Class R3	(1,496,288)	(48,152,720)	(461,464)	(14,165,156)
Class R4	(276,637)	(8,924,076)	(467,180)	(15,117,897)
Class R6	21,036,984	691,591,935	(7,960,626)	(269,419,177)
	11,412,092	$392,324,625	(15,386,623)	$(503,821,486)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Moderate Allocation Fund were the owners of record of approximately 62%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions. Effective at the close of business on November 29, 2019, purchases of the fund were closed to new investors subject to certain exceptions.  Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended September 30, 2025, the fund’s commitment fee and interest expense were $28,440 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
26

MFS International New Discovery Fund
Notes to Financial Statements  - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended September 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Forterra PLC	$33,923,677	$—	$4,886,453	$(1,637,430)	$4,653,680	$32,053,474
MFS Institutional Money Market Portfolio	53,007,561	1,304,134,267	1,086,559,134	7,828	11,115	270,601,637
Midland Holdings Ltd.	4,769,475	—	118,656	(320,871)	6,542,648	10,872,596
PCA Corp.	20,108,197	—	373,128	(104,240)	(1,140,361)	18,490,468
T. Hasegawa Co. Ltd.	63,678,141	—	6,092,679	20,619	(8,706,382)	48,899,699
	$175,487,051	$1,304,134,267	$1,098,030,050	$(2,034,094)	$1,360,700	$380,917,874

Affiliated Issuers	Dividend Income	Capital Gain Distributions
Forterra PLC	$693,866	$—
MFS Institutional Money Market Portfolio	7,272,821	—
Midland Holdings Ltd.	—	—
PCA Corp.	814,711	—
T. Hasegawa Co. Ltd.	1,244,050	—
	$10,025,448	$—
27

MFS International New Discovery Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS International New Discovery Fund and the Board of Trustees of MFS Series Trust V
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS International New Discovery Fund (the “Fund”) (one of the funds constituting MFS Series Trust V (the “Trust”)), including the portfolio of investments, as of September 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust V) at September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
November 13, 2025
28

MFS International New Discovery Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $293,042,000 as capital gain dividends paid during the fiscal year.
Income derived from foreign sources was $182,694,506. The fund intends to pass through foreign tax credits of $14,426,599 for the fiscal year.
29

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International New Discovery Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International New Discovery Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International New Discovery Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
30

MFS International New Discovery Fund
Board Review of Investment Advisory Agreement
MFS International New Discovery Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In addition to considering the performance information provided in connection with the contract review meetings, the Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2024, they had met at each of their regular meetings since then with MFS’s senior investment management personnel to discuss the Fund’s performance and MFS’ efforts to improve the Fund’s performance. The Trustees further noted that the Fund’s five-year performance as compared
31

MFS International New Discovery Fund
Board Review of Investment Advisory Agreement - continued
to its Broadridge performance universe improved for the period ended December 31, 2024, as compared to the prior year. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $500 million, $1 billion, $3 billion, $5 billion and $10 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
32

MFS Research Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Research Fund
Portfolio of Investments − 9/30/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 3.0%
General Dynamics Corp.	171,620	$58,522,420
Howmet Aerospace, Inc.	345,800	67,856,334
RTX Corp.	694,453	116,202,820
		$242,581,574
Automotive – 0.6%
Aptiv PLC (a)	560,725	$48,345,709
Broadcasting – 2.0%
Omnicom Group, Inc.	846,260	$68,995,578
Spotify Technology S.A. (a)	132,505	92,488,490
		$161,484,068
Brokerage & Asset Managers – 2.4%
Charles Schwab Corp.	857,294	$81,845,858
CME Group, Inc.	281,155	75,965,270
KKR & Co., Inc.	316,140	41,082,393
		$198,893,521
Business Services – 2.1%
Accenture PLC, “A”	335,387	$82,706,434
Cognizant Technology Solutions Corp., “A”	525,353	35,235,426
TransUnion	641,945	53,782,152
		$171,724,012
Computer Software – 13.3%
Atlassian Corp. (a)	254,880	$40,704,336
Autodesk, Inc. (a)	152,496	48,443,404
Cadence Design Systems, Inc. (a)	234,004	82,196,245
Constellation Software, Inc.	16,353	44,392,690
Microsoft Corp. (s)	1,331,816	689,814,097
Okta, Inc. (a)	580,725	53,252,483
Salesforce, Inc.	336,427	79,733,199
Tyler Technologies, Inc. (a)	99,810	52,216,600
		$1,090,753,054
Computer Software - Systems – 6.7%
Apple, Inc.	1,881,021	$478,964,377
Arista Networks, Inc. (a)	483,950	70,516,355
		$549,480,732
Construction – 2.3%
CRH PLC	615,258	$73,769,434
Ferguson Enterprises, Inc.	168,381	37,815,005
Pulte Homes, Inc.	242,162	31,996,865
Sherwin-Williams Co.	121,417	42,041,851
		$185,623,155
MFRFS-ANN
1

MFS Research Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.1%
Colgate-Palmolive Co.	492,566	$39,375,726
Estée Lauder Cos., Inc., “A”	255,603	22,523,736
Kenvue, Inc.	1,736,670	28,186,154
		$90,085,616
Consumer Services – 0.8%
Booking Holdings, Inc.	12,312	$66,475,812
Electrical Equipment – 2.3%
Amphenol Corp., “A”	391,669	$48,469,039
Eaton Corp. PLC	185,993	69,607,880
Emerson Electric Co.	523,183	68,631,146
		$186,708,065
Electronics – 12.5%
Broadcom, Inc.	845,031	$278,784,177
Lam Research Corp.	754,599	101,040,806
NVIDIA Corp.	3,223,910	601,517,128
NXP Semiconductors N.V.	189,456	43,144,815
		$1,024,486,926
Energy - Independent – 1.2%
ConocoPhillips	701,295	$66,335,494
Valero Energy Corp.	179,540	30,568,480
		$96,903,974
Energy - Integrated – 1.4%
Chevron Corp.	176,336	$27,383,217
Exxon Mobil Corp.	763,426	86,076,282
		$113,459,499
Food & Beverages – 1.1%
Mondelez International, Inc.	546,256	$34,124,612
PepsiCo, Inc.	422,793	59,377,049
		$93,501,661
Gaming & Lodging – 0.9%
Hilton Worldwide Holdings, Inc.	204,490	$53,052,885
Viking Holdings Ltd. (a)	362,087	22,507,328
		$75,560,213
Health Maintenance Organizations – 1.1%
Cigna Group	213,576	$61,563,282
Humana, Inc.	101,110	26,305,789
		$87,869,071
Insurance – 3.0%
American International Group, Inc.	490,852	$38,551,516
Aon PLC	194,433	69,330,919
Chubb Ltd.	247,269	69,791,675
Willis Towers Watson PLC	205,548	71,006,557
		$248,680,667
2

MFS Research Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Interactive Media Services – 7.5%
Alphabet, Inc., “A”	1,190,295	$289,360,715
Meta Platforms, Inc., “A”	447,693	328,776,785
		$618,137,500
Machinery & Tools – 2.7%
Caterpillar, Inc.	159,247	$75,984,706
Nordson Corp.	246,616	55,969,501
Regal Rexnord Corp.	241,093	34,582,380
Trane Technologies PLC	122,131	51,534,397
		$218,070,984
Major Banks – 4.6%
JPMorgan Chase & Co.	684,285	$215,844,018
Morgan Stanley	478,456	76,055,366
PNC Financial Services Group, Inc.	406,009	81,579,388
		$373,478,772
Medical & Health Technology & Services – 0.6%
McKesson Corp.	64,404	$49,754,666
Medical Equipment – 4.4%
Becton, Dickinson and Co.	288,756	$54,046,461
Boston Scientific Corp. (a)	545,053	53,213,524
Medtronic PLC	831,874	79,227,680
STERIS PLC	208,104	51,493,254
Thermo Fisher Scientific, Inc.	126,958	61,577,169
Waters Corp. (a)	209,925	62,937,614
		$362,495,702
Natural Gas - Pipeline – 0.3%
Cheniere Energy, Inc.	90,905	$21,360,857
Oil Services – 0.2%
TechnipFMC PLC	518,402	$20,450,959
Other Banks & Diversified Financials – 3.4%
Mastercard, Inc., “A”	408,275	$232,230,903
Moody's Corp.	99,833	47,568,428
		$279,799,331
Pharmaceuticals – 3.5%
AbbVie, Inc.	474,583	$109,884,948
Johnson & Johnson	617,568	114,509,458
Pfizer, Inc.	1,896,425	48,320,909
Vertex Pharmaceuticals, Inc. (a)	26,604	10,419,191
		$283,134,506
Railroad & Shipping – 0.7%
Union Pacific Corp.	227,382	$53,746,283
3

MFS Research Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 1.8%
Aramark	1,930,619	$74,135,769
Starbucks Corp.	407,428	34,468,409
U.S. Foods Holding Corp. (a)	521,627	39,967,061
		$148,571,239
Specialty Chemicals – 0.9%
Air Products & Chemicals, Inc.	166,860	$45,506,059
Corteva, Inc.	401,701	27,167,039
		$72,673,098
Specialty Stores – 6.8%
Amazon.com, Inc. (a)(s)	1,748,458	$383,908,923
BJ's Wholesale Club Holdings, Inc. (a)	540,082	50,362,647
Home Depot, Inc.	168,671	68,343,802
TJX Cos., Inc.	379,602	54,867,673
		$557,483,045
Telecom - Infrastructure – 0.8%
American Tower Corp., REIT	348,740	$67,069,677
Tobacco – 0.8%
Philip Morris International, Inc.	418,563	$67,890,919
Trucking – 0.3%
J.B. Hunt Transport Services, Inc.	212,658	$28,532,324
Utilities - Electric Power – 2.4%
Alliant Energy Corp.	601,190	$40,526,218
Duke Energy Corp.	394,625	48,834,843
PG&E Corp.	2,479,173	37,385,929
PPL Corp.	995,495	36,992,594
Vistra Corp.	153,653	30,103,696
		$193,843,280
Total Common Stocks (Identified Cost, $4,681,502,620)		$8,149,110,471

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	30,929	$0

Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 4.19% (v) (Identified Cost, $47,674,481)	47,668,818	$47,673,585
Other Assets, Less Liabilities – (0.1)%		(4,161,087)
Net Assets – 100.0%		$8,192,622,969
4

MFS Research Fund
Portfolio of Investments – continued

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $47,673,585 and
$8,149,110,471, respectively.

(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At September 30, 2025, the fund had cash collateral of $10,518 and other liquid securities collateral with an aggregate value of $569,075. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
5

MFS Research Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 9/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $4,681,502,620)	$8,149,110,471
Investments in affiliated issuers, at value (identified cost, $47,674,481)	47,673,585
Deposits with brokers	10,518
Receivables for
Investments sold	72,767,459
Fund shares sold	3,700,588
Interest and dividends	3,839,289
Other assets	1,921
Total assets	$8,277,103,831
Liabilities
Payable to custodian	$28,958
Payables for
Investments purchased	75,214,703
Fund shares reacquired	5,376,708
Payable to affiliates
Investment adviser	186,982
Administrative services fee	3,003
Shareholder servicing costs	1,362,225
Distribution and service fees	22,507
Payable for independent Trustees' compensation	25,519
Accrued expenses and other liabilities	2,260,257
Total liabilities	$84,480,862
Net assets	$8,192,622,969
Net assets consist of
Paid-in capital	$3,729,860,507
Total distributable earnings (loss)	4,462,762,462
Net assets	$8,192,622,969
Shares of beneficial interest outstanding	125,361,777

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,573,490,899	24,565,619	$64.05
Class B	2,543,628	47,214	53.87
Class C	40,129,777	754,094	53.22
Class I	4,500,045,880	67,489,563	66.68
Class R1	1,931,940	37,457	51.58
Class R2	12,683,202	208,679	60.78
Class R3	22,862,526	361,254	63.29
Class R4	11,999,505	187,166	64.11
Class R6	2,026,935,612	31,710,731	63.92

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $67.96 [100 / 94.25 x $64.05]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
6

MFS Research Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 9/30/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$94,389,368
Dividends from affiliated issuers	2,536,098
Other	149,075
Income on securities loaned	2,861
Foreign taxes withheld	(219,593)
Total investment income	$96,857,809
Expenses
Management fee	$33,407,152
Distribution and service fees	4,392,130
Shareholder servicing costs	4,315,904
Administrative services fee	575,137
Independent Trustees' compensation	152,318
Custodian fee	301,611
Shareholder communications	143,948
Audit and tax fees	72,428
Legal fees	42,420
Miscellaneous	305,773
Total expenses	$43,708,821
Fees paid indirectly	(1,029)
Reduction of expenses by distributor	(10,428)
Net expenses	$43,697,364
Net investment income (loss)	$53,160,445
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,172,515,442
Affiliated issuers	4,618
Foreign currency	(9,558)
Net realized gain (loss)	$1,172,510,502
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(223,302,201)
Affiliated issuers	(9,197)
Translation of assets and liabilities in foreign currencies	(1,271)
Net unrealized gain (loss)	$(223,312,669)
Net realized and unrealized gain (loss)	$949,197,833
Change in net assets from operations	$1,002,358,278
See Notes to Financial Statements
7

MFS Research Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	9/30/25	9/30/24
Change in net assets
From operations
Net investment income (loss)	$53,160,445	$56,003,963
Net realized gain (loss)	1,172,510,502	679,295,749
Net unrealized gain (loss)	(223,312,669)	1,362,801,027
Change in net assets from operations	$1,002,358,278	$2,098,100,739
Total distributions to shareholders	$(744,757,210)	$(483,676,450)
Change in net assets from fund share transactions	$(333,610,175)	$(377,067,167)
Total change in net assets	$(76,009,107)	$1,237,357,122
Net assets
At beginning of period	8,268,632,076	7,031,274,954
At end of period	$8,192,622,969	$8,268,632,076
See Notes to Financial Statements
8

MFS Research Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$62.33	$50.69	$46.50	$58.66	$48.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.29	$0.34	$0.29	$0.20
Net realized and unrealized gain (loss)	7.25	14.91	7.37	(9.17)	12.41
Total from investment operations	$7.52	$15.20	$7.71	$(8.88)	$12.61
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.30)	$(0.34)	$(0.19)	$(0.28)
From net realized gain	(5.50)	(3.26)	(3.18)	(3.09)	(2.33)
Total distributions declared to shareholders	$(5.80)	$(3.56)	$(3.52)	$(3.28)	$(2.61)
Net asset value, end of period (x)	$64.05	$62.33	$50.69	$46.50	$58.66
Total return (%) (r)(s)(t)(x)	12.74	31.41	17.07	(16.34)	26.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	0.77	0.81	0.79	0.78
Expenses after expense reductions (f)	0.76	0.77	0.81	0.78	0.78
Net investment income (loss)	0.46	0.52	0.68	0.52	0.37
Portfolio turnover rate	41	20	24	17	26
Net assets at end of period (000 omitted)	$1,573,491	$1,549,852	$1,288,552	$1,198,757	$1,536,575
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	0.76	0.76	0.76	0.76

See Notes to Financial Statements
9

MFS Research Fund
Financial Highlights - continued
Class B	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$53.38	$43.91	$40.69	$51.91	$43.39
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.15)	$(0.11)	$(0.03)	$(0.12)	$(0.19)
Net realized and unrealized gain (loss)	6.14	12.84	6.43	(8.01)	11.04
Total from investment operations	$5.99	$12.73	$6.40	$(8.13)	$10.85
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	(5.50)	(3.26)	(3.18)	(3.09)	(2.33)
Total distributions declared to shareholders	$(5.50)	$(3.26)	$(3.18)	$(3.09)	$(2.33)
Net asset value, end of period (x)	$53.87	$53.38	$43.91	$40.69	$51.91
Total return (%) (r)(s)(t)(x)	11.90	30.45	16.18	(16.97)	25.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	1.52	1.56	1.53	1.53
Expenses after expense reductions (f)	1.51	1.52	1.56	1.53	1.53
Net investment income (loss)	(0.29)	(0.23)	(0.06)	(0.25)	(0.39)
Portfolio turnover rate	41	20	24	17	26
Net assets at end of period (000 omitted)	$2,544	$4,390	$5,386	$7,126	$12,047
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	1.51	1.51	1.51	1.51

See Notes to Financial Statements
10

MFS Research Fund
Financial Highlights - continued
Class C	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$52.79	$43.46	$40.30	$51.44	$43.02
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.15)	$(0.11)	$(0.03)	$(0.11)	$(0.19)
Net realized and unrealized gain (loss)	6.08	12.70	6.37	(7.94)	10.94
Total from investment operations	$5.93	$12.59	$6.34	$(8.05)	$10.75
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	(5.50)	(3.26)	(3.18)	(3.09)	(2.33)
Total distributions declared to shareholders	$(5.50)	$(3.26)	$(3.18)	$(3.09)	$(2.33)
Net asset value, end of period (x)	$53.22	$52.79	$43.46	$40.30	$51.44
Total return (%) (r)(s)(t)(x)	11.92	30.44	16.19	(16.97)	25.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	1.52	1.56	1.54	1.53
Expenses after expense reductions (f)	1.51	1.52	1.56	1.54	1.53
Net investment income (loss)	(0.29)	(0.23)	(0.07)	(0.24)	(0.38)
Portfolio turnover rate	41	20	24	17	26
Net assets at end of period (000 omitted)	$40,130	$45,538	$44,532	$47,651	$68,140
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	1.51	1.51	1.51	1.51

See Notes to Financial Statements
11

MFS Research Fund
Financial Highlights - continued
Class I	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$64.66	$52.45	$48.01	$60.47	$50.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.44	$0.45	$0.48	$0.44	$0.35
Net realized and unrealized gain (loss)	7.53	15.45	7.61	(9.47)	12.77
Total from investment operations	$7.97	$15.90	$8.09	$(9.03)	$13.12
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.43)	$(0.47)	$(0.34)	$(0.41)
From net realized gain	(5.50)	(3.26)	(3.18)	(3.09)	(2.33)
Total distributions declared to shareholders	$(5.95)	$(3.69)	$(3.65)	$(3.43)	$(2.74)
Net asset value, end of period (x)	$66.68	$64.66	$52.45	$48.01	$60.47
Total return (%) (r)(s)(t)(x)	13.02	31.76	17.36	(16.15)	27.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51	0.52	0.56	0.54	0.53
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.71	0.77	0.93	0.77	0.62
Portfolio turnover rate	41	20	24	17	26
Net assets at end of period (000 omitted)	$4,500,046	$4,547,962	$3,701,927	$3,665,406	$4,577,919
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	0.51	0.51	0.51	0.51

See Notes to Financial Statements
12

MFS Research Fund
Financial Highlights - continued
Class R1	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$51.33	$42.34	$39.38	$50.34	$42.14
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.14)	$(0.11)	$(0.03)	$(0.11)	$(0.18)
Net realized and unrealized gain (loss)	5.89	12.36	6.22	(7.76)	10.71
Total from investment operations	$5.75	$12.25	$6.19	$(7.87)	$10.53
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.05)	$—	$—
From net realized gain	(5.50)	(3.26)	(3.18)	(3.09)	(2.33)
Total distributions declared to shareholders	$(5.50)	$(3.26)	$(3.23)	$(3.09)	$(2.33)
Net asset value, end of period (x)	$51.58	$51.33	$42.34	$39.38	$50.34
Total return (%) (r)(s)(t)(x)	11.91	30.44	16.20	(16.98)	25.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	1.52	1.56	1.54	1.53
Expenses after expense reductions (f)	1.51	1.52	1.56	1.54	1.53
Net investment income (loss)	(0.30)	(0.23)	(0.07)	(0.23)	(0.39)
Portfolio turnover rate	41	20	24	17	26
Net assets at end of period (000 omitted)	$1,932	$2,757	$3,329	$2,933	$3,416
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	1.51	1.51	1.51	1.51

See Notes to Financial Statements
13

MFS Research Fund
Financial Highlights - continued
Class R2	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$59.40	$48.30	$44.44	$56.29	$46.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.14	$0.21	$0.14	$0.06
Net realized and unrealized gain (loss)	6.89	14.22	7.04	(8.76)	11.92
Total from investment operations	$7.01	$14.36	$7.25	$(8.62)	$11.98
Less distributions declared to shareholders
From net investment income	$(0.13)	$—	$(0.21)	$(0.14)	$(0.14)
From net realized gain	(5.50)	(3.26)	(3.18)	(3.09)	(2.33)
Total distributions declared to shareholders	$(5.63)	$(3.26)	$(3.39)	$(3.23)	$(2.47)
Net asset value, end of period (x)	$60.78	$59.40	$48.30	$44.44	$56.29
Total return (%) (r)(s)(t)(x)	12.47	31.09	16.78	(16.55)	26.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	1.02	1.06	1.04	1.03
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.21	0.27	0.44	0.27	0.12
Portfolio turnover rate	41	20	24	17	26
Net assets at end of period (000 omitted)	$12,683	$14,229	$13,611	$32,036	$43,862
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	1.01	1.02	1.01	1.02

See Notes to Financial Statements
14

MFS Research Fund
Financial Highlights - continued
Class R3	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$61.64	$50.16	$46.05	$58.12	$48.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.29	$0.34	$0.28	$0.20
Net realized and unrealized gain (loss)	7.17	14.75	7.29	(9.08)	12.29
Total from investment operations	$7.43	$15.04	$7.63	$(8.80)	$12.49
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.30)	$(0.34)	$(0.18)	$(0.27)
From net realized gain	(5.50)	(3.26)	(3.18)	(3.09)	(2.33)
Total distributions declared to shareholders	$(5.78)	$(3.56)	$(3.52)	$(3.27)	$(2.60)
Net asset value, end of period (x)	$63.29	$61.64	$50.16	$46.05	$58.12
Total return (%) (r)(s)(t)(x)	12.74	31.43	17.06	(16.34)	26.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	0.77	0.81	0.79	0.78
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.45	0.53	0.68	0.52	0.37
Portfolio turnover rate	41	20	24	17	26
Net assets at end of period (000 omitted)	$22,863	$30,411	$35,981	$34,133	$43,493
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	0.76	0.76	0.76	0.76

See Notes to Financial Statements
15

MFS Research Fund
Financial Highlights - continued
Class R4	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$62.39	$50.73	$46.55	$58.72	$48.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.42	$0.43	$0.47	$0.42	$0.34
Net realized and unrealized gain (loss)	7.26	14.92	7.37	(9.16)	12.40
Total from investment operations	$7.68	$15.35	$7.84	$(8.74)	$12.74
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.43)	$(0.48)	$(0.34)	$(0.40)
From net realized gain	(5.50)	(3.26)	(3.18)	(3.09)	(2.33)
Total distributions declared to shareholders	$(5.96)	$(3.69)	$(3.66)	$(3.43)	$(2.73)
Net asset value, end of period (x)	$64.11	$62.39	$50.73	$46.55	$58.72
Total return (%) (r)(s)(t)(x)	13.02	31.75	17.35	(16.13)	27.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51	0.52	0.56	0.53	0.53
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.70	0.77	0.94	0.76	0.62
Portfolio turnover rate	41	20	24	17	26
Net assets at end of period (000 omitted)	$12,000	$14,458	$9,985	$11,620	$16,260
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	0.51	0.51	0.51	0.51

See Notes to Financial Statements
16

MFS Research Fund
Financial Highlights - continued
Class R6	Year ended
	9/30/25	9/30/24	9/30/23	9/30/22	9/30/21
Net asset value, beginning of period	$62.22	$50.60	$46.44	$58.60	$48.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.46	$0.47	$0.50	$0.46	$0.38
Net realized and unrealized gain (loss)	7.23	14.88	7.35	(9.15)	12.37
Total from investment operations	$7.69	$15.35	$7.85	$(8.69)	$12.75
Less distributions declared to shareholders
From net investment income	$(0.49)	$(0.47)	$(0.51)	$(0.38)	$(0.44)
From net realized gain	(5.50)	(3.26)	(3.18)	(3.09)	(2.33)
Total distributions declared to shareholders	$(5.99)	$(3.73)	$(3.69)	$(3.47)	$(2.77)
Net asset value, end of period (x)	$63.92	$62.22	$50.60	$46.44	$58.60
Total return (%) (r)(s)(t)(x)	13.09	31.85	17.44	(16.09)	27.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.45	0.46	0.49	0.47	0.46
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.77	0.83	1.00	0.84	0.68
Portfolio turnover rate	41	20	24	17	26
Net assets at end of period (000 omitted)	$2,026,936	$2,059,035	$1,927,972	$1,788,197	$2,180,565
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	0.45	0.45	0.45	0.45

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
17

MFS Research Fund
Notes to Financial Statements
(1) Business and Organization
MFS Research Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by
18

MFS Research Fund
Notes to Financial Statements  - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$8,012,229,291	$—	$—	$8,012,229,291
Sweden	92,488,490	—	—	92,488,490
Canada	44,392,690	0	—	44,392,690
Investment Companies	47,673,585	—	—	47,673,585
Total	$8,196,784,056	$0	$—	$8,196,784,056
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is
19

MFS Research Fund
Notes to Financial Statements  - continued
received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended September 30, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 9/30/25	Year ended 9/30/24
Ordinary income (including any short-term capital gains)	$61,112,321	$54,004,976
Long-term capital gains	683,644,889	429,671,474
Total distributions	$744,757,210	$483,676,450
The federal tax cost and the tax basis components of distributable earnings were as follows:
20

MFS Research Fund
Notes to Financial Statements  - continued
As of 9/30/25
Cost of investments	$4,751,589,050
Gross appreciation	3,575,427,374
Gross depreciation	(130,232,368)
Net unrealized appreciation (depreciation)	$3,445,195,006
Undistributed ordinary income	35,430,744
Undistributed long-term capital gain	982,136,843
Other temporary differences	(131)
Total distributable earnings (loss)	$4,462,762,462
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 9/30/25	Year ended 9/30/24
Class A	$142,020,228	$88,559,708
Class B	410,258	372,810
Class C	4,521,234	3,186,820
Class I	406,701,430	256,180,197
Class R1	282,659	245,359
Class R2	1,304,102	905,053
Class R3	2,745,407	2,543,291
Class R4	1,346,640	721,929
Class R6	185,425,252	130,961,283
Total	$744,757,210	$483,676,450
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $5 billion	0.43%
In excess of $5 billion and up to $10 billion	0.40%
In excess of $10 billion	0.37%
The management fee incurred for the year ended September 30, 2025 was equivalent to an annual effective rate of 0.42% of the fund's average daily net assets.
Effective October 1, 2025, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until January 31, 2027.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $54,974 for the year ended September 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
21

MFS Research Fund
Notes to Financial Statements  - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$3,791,138
Class B	0.75%	0.25%	1.00%	1.00%	33,161
Class C	0.75%	0.25%	1.00%	1.00%	412,505
Class R1	0.75%	0.25%	1.00%	1.00%	21,896
Class R2	0.25%	0.25%	0.50%	0.50%	67,544
Class R3	—	0.25%	0.25%	0.25%	65,886
Total Distribution and Service Fees					$4,392,130
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended September 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended September 30, 2025, this rebate amounted to $10,367, $37, $21, and $3 for Class A, Class B, Class C, and Class R1 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended September 30, 2025, were as follows:
Amount
Class A	$31,729
Class B	573
Class C	3,611
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended September 30, 2025, the fee was $479,859, which equated to 0.0060% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended September 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,836,045.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended September 30, 2025 was equivalent to an annual effective rate of 0.0072% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
22

MFS Research Fund
Notes to Financial Statements  - continued
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	3	$166
8/19/2024	Redemption	Class R1	4	205
8/19/2024	Redemption	Class R2	3	145
8/19/2024	Redemption	Class R3	4	252
8/19/2024	Redemption	Class R4	4	250
During the year ended September 30, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $4,079,490 and $839,753, respectively. The sales transactions resulted in net realized gains (losses) of $144,665.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended September 30, 2025, this reimbursement amounted to $146,665, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended September 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $3,282,279,038 and $4,317,638,257, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 9/30/25		Year ended 9/30/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	793,098	$47,012,805	934,770	$52,428,690
Class B	219	11,883	1,376	63,212
Class C	62,685	3,149,963	91,288	4,359,995
Class I	8,924,770	548,153,598	11,754,006	686,818,861
Class R1	2,112	102,528	4,757	222,992
Class R2	21,501	1,222,529	26,147	1,394,624
Class R3	32,025	1,891,230	37,735	2,087,487
Class R4	19,779	1,176,783	57,182	3,416,623
Class R6	2,548,824	131,547,992	726,393	40,811,517
	12,405,013	$734,269,311	13,633,654	$791,604,001
Shares issued to shareholders in reinvestment of distributions
Class A	2,225,488	$132,928,399	1,599,869	$82,954,011
Class B	8,103	409,522	8,315	371,423
Class C	87,597	4,372,877	68,149	3,010,135
Class I	6,501,281	403,469,519	4,734,164	254,082,570
Class R1	5,841	282,659	5,713	245,359
Class R2	22,964	1,304,102	18,280	905,053
Class R3	46,516	2,745,407	49,606	2,543,291
Class R4	18,079	1,078,754	12,238	633,824
Class R6	3,075,778	182,885,736	2,495,913	128,863,975
	11,991,647	$729,476,975	8,992,247	$473,609,641
23

MFS Research Fund
Notes to Financial Statements  - continued
	Year ended 9/30/25		Year ended 9/30/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(3,316,237)	$(197,202,924)	(3,093,255)	$(173,435,354)
Class B	(43,339)	(2,184,926)	(50,114)	(2,440,253)
Class C	(258,756)	(12,857,479)	(321,584)	(15,406,084)
Class I	(18,273,743)	(1,133,508,573)	(16,730,117)	(977,168,313)
Class R1	(24,218)	(1,191,607)	(35,374)	(1,724,263)
Class R2	(75,318)	(4,246,740)	(86,718)	(4,766,295)
Class R3	(210,667)	(11,867,826)	(311,301)	(17,513,894)
Class R4	(82,416)	(4,831,366)	(34,537)	(1,971,155)
Class R6	(7,006,097)	(429,465,020)	(8,230,275)	(447,855,198)
	(29,290,791)	$(1,797,356,461)	(28,893,275)	$(1,642,280,809)
Net change
Class A	(297,651)	$(17,261,720)	(558,616)	$(38,052,653)
Class B	(35,017)	(1,763,521)	(40,423)	(2,005,618)
Class C	(108,474)	(5,334,639)	(162,147)	(8,035,954)
Class I	(2,847,692)	(181,885,456)	(241,947)	(36,266,882)
Class R1	(16,265)	(806,420)	(24,904)	(1,255,912)
Class R2	(30,853)	(1,720,109)	(42,291)	(2,466,618)
Class R3	(132,126)	(7,231,189)	(223,960)	(12,883,116)
Class R4	(44,558)	(2,575,829)	34,883	2,079,292
Class R6	(1,381,495)	(115,031,292)	(5,007,969)	(278,179,706)
	(4,894,131)	$(333,610,175)	(6,267,374)	$(377,067,167)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 8%, 6%, 4%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended September 30, 2025, the fund’s commitment fee and interest expense were $37,789 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
24

MFS Research Fund
Notes to Financial Statements  - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended September 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$34,108,810	$1,459,557,051	$1,445,987,697	$4,618	$(9,197)	$47,673,585

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,536,098	$—
25

MFS Research Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust V and the Shareholders of MFS Research Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Research Fund (the “Fund”), including the portfolio of investments, as of September 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 13, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
26

MFS Research Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $860,022,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
27

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Research Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
28

MFS Research Fund
Board Review of Investment Advisory Agreement
MFS Research Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund.  In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance.  In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings.  After reviewing these and related factors, the Trustees concluded, within the context
29

MFS Research Fund
Board Review of Investment Advisory Agreement - continued
of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $5 billion and $10 billion. The Trustees also noted that, effective October 1, 2025, MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
30

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST V

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   November 13, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  November 13, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  November 13, 2025

*  Print name and title of each signing officer under his or her signature.